UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-03651

Touchstone Strategic Trust - March Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore Jr.

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

September 30, 2021 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Global ESG Equity Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Opportunities Fund

Page
Tabular Presentation of Portfolios of Investments	3-5
Portfolios of Investments:
Touchstone Flexible Income Fund	6-9
Touchstone Focused Fund	10
Touchstone Global ESG Equity Fund	11-12
Touchstone Growth Opportunities Fund	13
Touchstone Mid Cap Growth Fund	14
Touchstone Sands Capital Emerging Markets Growth Fund	15-16
Touchstone Strategic Income Opportunities Fund	17-20
Statements of Assets and Liabilities	21-22
Statements of Operations	24
Statements of Changes in Net Assets	26-27
Statements of Changes in Net Assets - Capital Stock Activity	28-31
Financial Highlights	32-54
Notes to Financial Statements	55-70
Other Items	71-76
Privacy Protection Policy	79
This report identifies the Funds' investments on September 30, 2021. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolio of Investments (Unaudited)
September 30, 2021
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Flexible Income Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	40.7%
AA/Aa	0.2
A/A	4.5
BBB/Baa	8.8
BB/Ba	5.7
B/B	4.1
CCC	1.2
Not Rated	34.8
Total	100.0%
Credit Quality*(% of Preferred Stocks)
A/A	1.8%
BBB/Baa	44.8
BB/Ba	36.6
Cash Equivalents	16.8
Total	100.0%
Sector Allocation**(% of Net Assets)
Fixed Income Securities	73.8%
Preferred Stocks
Financials	7.4
Utilities	2.1
Energy	0.5
Communication Services	0.2
Investment Funds	8.7
Short-Term Investment Funds	6.5
Other Assets/Liabilities (Net)	0.8
Total	100.0%
Touchstone Focused Fund

Sector Allocation**(% of Net Assets)
Information Technology	23.1%
Communication Services	16.4
Consumer Discretionary	13.1
Financials	13.1
Health Care	10.1
Industrials	9.9
Consumer Staples	4.5
Real Estate	4.1
Materials	1.2
Energy	1.2
Short-Term Investment Fund	3.5
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%
Touchstone Global ESG Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
United States	55.1%
Japan	7.3
Germany	7.0
France	5.5
Sweden	4.3
South Korea	3.3
United Kingdom	2.9
China	2.6
India	1.9
Italy	1.9
Switzerland	1.7
Singapore	1.4
Netherlands	1.3
Canada	1.0
Denmark	0.6
Thailand	0.6
Exchange-Traded Funds	1.0
Short-Term Investment Funds	1.8
Other Assets/Liabilities (Net)	(1.2)
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Growth Opportunities Fund

Sector Allocation*(% of Net Assets)
Information Technology	41.2%
Health Care	14.9
Communication Services	13.2
Consumer Discretionary	11.3
Industrials	8.3
Financials	4.8
Consumer Staples	1.9
Real Estate	1.5
Energy	1.0
Short-Term Investment Fund	3.6
Other Assets/Liabilities (Net)	(1.7)
Total	100.0%
Touchstone Mid Cap Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	34.7%
Health Care	19.0
Industrials	14.8
Consumer Discretionary	12.6
Financials	8.1
Communication Services	5.3
Energy	1.8
Real Estate	1.8
Materials	1.3
Short-Term Investment Fund	0.7
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Sands Capital Emerging Markets Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
India	25.8%
China	24.0
Taiwan	15.1
Argentina	9.7
Russia	6.9
Brazil	6.4
Hong Kong	3.5
Kazakhstan	2.1
Indonesia	1.7
South Korea	1.3
Thailand	1.1
Vietnam	0.2
Short-Term Investment Funds	4.0
Other Assets/Liabilities (Net)	(1.8)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Strategic Income
Opportunities Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	22.0%
A/A	7.1
BBB/Baa	33.9
BB/Ba	14.8
B/B	11.8
CCC	0.9
Not Rated	9.5
Total	100.0%
Sector Allocation**(% of Net Assets)
Corporate Bonds	46.7%
U.S. Treasury Obligations	20.2
Asset-Backed Securities	18.2
Common Stocks
Industrials	1.1
Information Technology	1.0
Financials	0.9
Health Care	0.5
Communication Services	0.5
Energy	0.5
Materials	0.5
Consumer Staples	0.4
Sovereign Government Obligations	3.6
Commercial Mortgage-Backed Securities	2.9
Agency Collateralized Mortgage Obligations	0.7
Rights	0.0
Short-Term Investment Fund	1.6
Other Assets/Liabilities (Net)	0.7
Total	100.0%
* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Flexible Income Fund – September 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 27.6%
	Financials — 14.6%
$ 9,484,000	Ally Financial, Inc., Ser B, 4.700%(A)	$ 9,871,421
15,728,000	Ally Financial, Inc., Ser C, 4.700%(A)	16,435,760
3,378,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	3,707,355
18,593,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	20,661,471
4,775,000	Citigroup, Inc., Ser V, 4.700%(A)	4,882,438
6,134,000	Citigroup, Inc., Ser W, 4.000%(A)	6,356,051
12,391,000	Citizens Financial Group, Inc., Ser F, 5.650%(A)	13,925,006
8,935,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28	8,599,938
5,506,000	Fifth Third Bancorp, Ser L, 4.500%(A)	5,982,269
7,844,000	FS KKR Capital Corp., 2.625%, 1/15/27	7,859,422
13,936,000	Regions Financial Corp., Ser D, 5.750%(A)	15,542,821
11,043,000	Truist Financial Corp., Ser Q, 5.100%(A)	12,693,928
5,172,000	Wells Fargo & Co., Ser BB, 3.900%(A)	5,333,625
		131,851,505
	Energy — 7.0%
25,504,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	28,035,530
4,302,000	Energy Transfer LP, (3M LIBOR +3.018%), 3.143%, 11/1/66(B)	3,548,290
5,566,000	Energy Transfer LP, Ser G, 7.125%(A)	5,795,597
9,624,000	Energy Transfer LP, Ser H, 6.500%(A)	10,022,145
15,892,000	MPLX LP, Ser B, 6.875%(A)	16,130,380
		63,531,942
	Utilities — 4.9%
15,630,000	Edison International, Ser A, 5.375%(A)	16,162,201
25,813,000	Sempra Energy, 4.875%(A)	28,007,105
		44,169,306
	Consumer Discretionary — 1.1%
9,199,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	9,716,444
	Total Corporate Bonds	$249,269,197
	Agency Collateralized Mortgage Obligations — 27.1%
27,737,221	FHLMC Multifamily Structured Pass Through Certificates, Ser K104, Class X1, 1.248%, 2/25/52(B)(C)(D)	2,254,417
47,411,961	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.699%, 4/25/30(B)(C)(D)	5,506,695
34,538,307	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.814%, 4/25/30(B)(C)(D)	4,267,836
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(B)(C)(D)	1,732,105
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(B)(C)(D)	4,201,802
34,746,866	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.681%, 5/25/30(B)(C)(D)	4,088,806
15,310,315	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.286%, 4/25/48(B)(C)(D)	3,598,899
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.906%, 5/25/30(B)(C)(D)	5,035,262
66,924,638	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.536%, 5/25/30(B)(C)(D)	7,279,962
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 27.1% (Continued)
$ 15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.105%, 7/25/48(B)(C)(D)	$ 3,399,102
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.766%, 5/25/30(B)(C)(D)	1,396,796
55,696,680	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class X1, 1.490%, 6/25/30(B)(C)(D)	5,856,879
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.693%, 6/25/30(B)(C)(D)	1,361,828
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(B)(C)(D)	3,904,471
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.060%, 9/25/48(B)(C)(D)	4,734,867
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.125%, 9/25/47(B)(C)(D)	5,856,425
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.533%, 9/25/30(B)(C)(D)	4,586,716
24,034,533	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.786%, 10/25/48(B)(C)(D)	4,876,155
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(B)(C)(D)	2,407,483
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.868%, 11/25/48(B)(C)(D)	3,453,517
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(B)(C)(D)	1,949,499
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.719%, 2/25/49(B)(C)(D)	1,529,199
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.711%, 2/25/49(B)(C)(D)	1,879,193
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.746%, 2/25/49(B)(C)(D)	3,331,684
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.746%, 3/25/49(B)(C)(D)	7,910,247
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.886%, 4/25/31(B)(C)(D)	3,960,859
6,628,509	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(B)(C)(D)	1,650,788
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(B)(C)(D)	4,539,895
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(B)(C)(D)	2,487,688
35,434,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X1, 1.638%, 2/25/35(B)(C)(D)	5,526,387

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 27.1% (Continued)
$ 5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.806%, 3/25/38(B)(C)(D)	$ 2,173,496
47,367,576	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.630%, 5/25/35(B)(C)(D)	7,805,632
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(B)(C)(D)	6,608,456
34,965,852	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.447%, 7/25/35(B)(C)(D)	5,075,356
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(B)(C)(D)	17,933,635
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(B)(C)(D)	3,340,123
54,972,136	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, 0.578%, 2/25/36(B)(C)(D)	2,940,372
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.198%, 4/25/39(B)(C)(D)	1,651,661
54,133,547	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.981%, 8/25/36(B)(C)(D)	5,926,838
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.947%, 11/25/48(B)(C)(D)	2,224,579
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.533%, 3/25/49(B)(C)(D)	2,155,769
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.685%, 4/25/28(B)(C)(D)	2,397,405
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(B)(C)(D)	1,643,752
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.060%, 8/25/49(B)(C)(D)	6,863,882
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.674%, 9/25/49(B)(C)(D)	7,639,776
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.011%, 9/25/28(B)(C)(D)	9,514,167
53,183,886	FRESB 2020-SB81Mortgage Trust, Ser 2020-SB81, Class X1, 1.190%, 10/25/40(B)(C)(D)	4,207,994
32,647,104	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.214%, 7/25/40(B)(C)(D)	2,270,502
45,456,374	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.247%, 10/25/40(B)(C)(D)	3,139,235
56,406,070	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.975%, 1/25/41(B)(C)(D)	3,531,150
33,365,377	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.667%, 1/25/41(B)(C)(D)	1,692,896
78,784,078	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.509%, 3/25/41(B)(C)(D)	3,495,988
93,142,275	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.790%, 4/25/41(B)(C)(D)	5,016,792
89,894,033	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.833%, 5/25/41(B)(C)(D)	4,620,023
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 27.1% (Continued)
$150,683,295	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.468%, 3/25/41(B)(C)(D)	$ 6,809,830
67,959,581	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.716%, 6/25/41(B)(C)(D)	3,282,747
4,754,392	GNMA, Ser 2012-147, Class IO, 0.566%, 4/16/54(B)(C)(D)	85,337
18,145,733	GNMA, Ser 2016-110, Class IO, 0.916%, 5/16/58(B)(C)(D)	935,703
24,470,082	GNMA, Ser 2016-158, Class IO, 0.766%, 6/16/58(B)(C)(D)	1,104,646
29,799,966	GNMA, Ser 2016-52, Class IO, 0.807%, 3/16/58(B)(C)(D)	1,304,613
29,263,635	GNMA, Ser 2017-76, Class IO, 0.870%, 12/16/56(B)(C)(D)	1,573,506
22,372,139	GNMA, Ser 2017-94, Class IO, 0.558%, 2/16/59(B)(C)(D)	945,055
	Total Agency Collateralized Mortgage Obligations	$244,476,378
	U.S. Treasury Obligations — 15.7%
70,000,000	U.S. Treasury Note, 1.750%, 6/15/22	70,814,844
70,000,000	U.S. Treasury Note, 2.500%, 1/15/22	70,494,278
	Total U.S. Treasury Obligations	$141,309,122
Shares
	Preferred Stocks — 10.2%
	Financials — 7.4%
597,440	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	15,079,386
493,052	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(A)	13,134,905
128,065	Bank of America Corp., Ser GG, 6.000%(A)	3,455,194
21,818	GMAC Capital Trust I, Ser 2, (3M LIBOR +5.785%), 5.910%, 2/15/40(B)	550,686
113,837	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	2,954,070
62,822	JPMorgan Chase & Co., Ser LL, 4.625%(A)	1,658,501
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,978,422
290,000	New Residential Investment Corp. REIT, Ser D, 7.000%(A)	7,287,700
190,088	Reinsurance Group of America, Inc., 6.200%, 9/15/42	4,989,810
136,380	Stifel Financial Corp., 5.200%, 10/15/47	3,709,536
190,829	Virtus AllianzGI Convertible & Income Fund, Ser A, 5.625%(A)	5,064,602
70,650	Wells Fargo & Co., Ser Z, 4.750%(A)	1,850,323
		66,713,135
	Utilities — 2.1%
349,698	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	9,232,027
241,181	Duke Energy Corp., Ser A, 5.750%(A)	6,680,714
126,633	Entergy Louisiana LLC, 4.875%, 9/1/66	3,197,483
670	Entergy New Orleans LLC, 5.000%, 12/1/52	16,985
		19,127,209
	Energy — 0.5%
22,839	Enbridge, Inc. (Canada), Ser 1, 5.949%(A)	507,254
90,996	Enbridge, Inc. (Canada), Ser 5, 5.375%(A)	2,001,912
46,849	Enbridge, Inc. (Canada), Ser J, 4.887%(A)	969,774
32,865	Enbridge, Inc. (Canada), Ser L, 4.959%(A)	692,466
		4,171,406

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 10.2% (Continued)
	Communication Services — 0.2%
69,235	AT&T, Inc. , 5.350%, 11/1/66	$ 1,814,649
	Total Preferred Stocks	$91,826,399
	Investment Funds — 8.7%
631,461	BlackRock Corporate High Yield Fund, Inc.±	7,703,824
73,745	BlackRock Credit Allocation Income Trust±†	1,117,237
85,719	BlackRock Debt Strategies Fund, Inc.±	989,197
94,038	BlackRock Ltd. Duration Income Trust±	1,607,109
110,000	BlackRock MuniHoldings Fund, Inc.±†	1,800,700
514,583	BlackRock MuniVest Fund, Inc.±†	4,873,101
175,266	BlackRock MuniYield Quality Fund III, Inc.±†	2,572,905
12,837	Cohen & Steers Ltd. Duration Preferred & Income Fund, Inc.±†	350,193
190,899	Eaton Vance Municipal Bond Fund±†	2,554,229
99,219	First Trust High Income Long/Short Fund±†	1,576,590
26,692	First Trust Intermediate Duration Preferred & Income Fund±†	667,834
526,246	Invesco Municipal Opportunity Trust±†	7,204,308
220,953	Invesco Municipal Trust±	2,960,770
1,501,838	Invesco Senior Income Trust±†	6,683,179
407,808	Invesco Trust for Investment Grade Municipals±	5,582,892
417,327	Nuveen AMT-Free Quality Municipal Income Fund±†	6,339,197
1,169,198	Nuveen Credit Strategies Income Fund±	7,669,939
104,375	Nuveen Preferred & Income Opportunities Fund±†	1,033,313
115,860	Nuveen Preferred & Income Securities Fund±†	1,135,428
352,518	Nuveen Quality Municipal Income Fund±†	5,506,331
248,476	Wells Fargo Income Opportunities Fund±	2,186,589
924,038	Western Asset High Income Opportunity Fund, Inc.±	4,795,757
117,465	Western Asset High Yield Defined Opportunity Fund, Inc.±†	1,871,217
	Total Investment Funds	$78,781,839
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.9%
$ 65,234	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(D)	66,397
5,378	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 1.860%, 12/25/32(B)	5,410
138,280	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 2.454%, 9/25/34(B)(D)	143,466
4,317,583	New Residential Mortgage Loan Trust, Ser 2020-RPL2, Class A1, 144a, 3.578%, 8/25/25(B)(D)	4,389,230
2,437,167	PRPM LLC, Ser 2020-2, Class A1, 144a, 3.671%, 8/25/25(B)(D)	2,452,752
9,764	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,180
10,109,221	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59(B)(D)	10,124,627
	Total Non-Agency Collateralized Mortgage Obligations	$17,191,062
	Asset-Backed Securities — 0.8%
201,208	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	202,962
907,355	Carvana Auto Receivables Trust, Ser 2019-4A, Class A3, 144a, 2.300%, 9/15/23	907,992
1,082,177	Carvana Auto Receivables Trust, Ser 2021-P2, Class A1, 0.129%, 7/10/22	1,082,172
30,121	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(B)(D)	30,262
Principal Amount		MarketValue
	Asset-Backed Securities — 0.8% (Continued)
$ 317,951	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	$ 345,845
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (3M LIBOR +6.000%), 6.134%, 4/20/29(B)	3,017,052
1,874,379	Santander Drive Auto Receivables Trust, Ser 2021-3, Class A1, 0.141%, 7/15/22	1,874,366
	Total Asset-Backed Securities	$7,460,651
	Commercial Mortgage-Backed Securities — 0.7%
29,860,354	BANK, Ser 2020-BN26, Class XA, 1.350%, 3/15/63(B)(C)(D)	2,499,667
3,335,216	VCC Trust, Ser 2020-MC1, Class A, 144a, 4.500%, 6/25/45(B)(D)	3,338,094
	Total Commercial Mortgage-Backed Securities	$5,837,761
Shares
	Short-Term Investment Funds — 6.5%
56,367,721	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	56,367,721
3,092,120	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	2,499,820
	Total Short-Term Investment Funds	$58,867,541
	Total Investment Securities—99.2% (Cost $867,432,845)	$895,019,950
	Other Assets in Excess of Liabilities — 0.8%	6,810,827
	Net Assets — 100.0%	$901,830,777
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2021.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $2,441,824.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $42,749,091 or 4.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Flexible Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$249,269,197	$—	$249,269,197
Agency Collateralized Mortgage Obligations	—	244,476,378	—	244,476,378
U.S. Treasury Obligations	—	141,309,122	—	141,309,122
Preferred Stocks	91,319,145	507,254	—	91,826,399
Investment Funds	78,781,839	—	—	78,781,839
Non-Agency Collateralized Mortgage Obligations	—	17,191,062	—	17,191,062
Asset-Backed Securities	—	7,460,651	—	7,460,651
Commercial Mortgage-Backed Securities	—	5,837,761	—	5,837,761
Short-Term Investment Funds	58,867,541	—	—	58,867,541
Total	$228,968,525	$666,051,425	$—	$895,019,950
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Focused Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.7%
	Information Technology — 23.1%
433,946	Apple, Inc.	$ 61,403,359
115,125	International Business Machines Corp.	15,994,316
300,854	Microsoft Corp.	84,816,760
257,624	Oracle Corp.	22,446,779
131,486	salesforce.com, Inc.*	35,661,633
198,536	Smartsheet, Inc. - Class A*	13,663,248
183,412	SS&C Technologies Holdings, Inc.	12,728,793
114,131	Texas Instruments, Inc.	21,937,119
73,664	Workday, Inc. - Class A*	18,407,897
		287,059,904
	Communication Services — 16.4%
26,992	Alphabet, Inc. - Class C*	71,942,047
471,905	Comcast Corp. - Class A	26,393,647
205,333	Facebook, Inc. - Class A*	69,687,967
289,405	Fox Corp. - Class A	11,608,034
39,402	Netflix, Inc.*	24,048,617
		203,680,312
	Consumer Discretionary — 13.1%
81,610	Alibaba Group Holding Ltd. (China) ADR*	12,082,361
15,338	Amazon.com, Inc.*	50,385,944
206,190	Choice Hotels International, Inc.	26,056,230
101,262	Cracker Barrel Old Country Store, Inc.	14,160,478
72,860	Floor & Decor Holdings, Inc. - Class A*	8,800,759
339,477	Frontdoor, Inc.*	14,224,086
174,981	Hilton Worldwide Holdings, Inc.*	23,116,740
465,105	Trip.com Group Ltd. (China) ADR*	14,301,979
		163,128,577
	Financials — 13.1%
861,071	Bank of America Corp.	36,552,464
152,113	Berkshire Hathaway, Inc. - Class B*	41,517,722
120,012	Goldman Sachs Group, Inc. (The)	45,368,136
88,194	LPL Financial Holdings, Inc.	13,825,292
91,140	Signature Bank	24,815,599
		162,079,213
	Health Care — 10.1%
128,618	AmerisourceBergen Corp.	15,363,420
353,653	Bristol-Myers Squibb Co.	20,925,648
116,332	HCA Healthcare, Inc.	28,236,103
191,981	Johnson & Johnson	31,004,932
76,711	UnitedHealth Group, Inc.	29,974,056
		125,504,159
	Industrials — 9.9%
130,562	Allegiant Travel Co.*	25,522,260
46,684	Deere & Co.	15,642,408
243,620	Hexcel Corp.*	14,468,592
119,016	Hubbell, Inc.	21,502,621
55,696	Parker-Hannifin Corp.	15,573,715
344,391	Raytheon Technologies Corp.	29,603,850
		122,313,446
Shares		Market Value

	Consumer Staples — 4.5%
272,213	Coca-Cola Femsa SAB de CV (Mexico) ADR	$ 15,317,425
223,361	Monster Beverage Corp.*	19,841,158
213,062	Philip Morris International, Inc.	20,196,147
		55,354,730
	Real Estate — 4.1%
314,841	Americold Realty Trust REIT	9,146,131
170,350	Jones Lang LaSalle, Inc.*	42,262,132
		51,408,263
	Materials — 1.2%
227,014	DuPont de Nemours, Inc.	15,434,682
	Energy — 1.2%
251,542	Exxon Mobil Corp.	14,795,700
	Total Common Stocks	$1,200,758,986
	Short-Term Investment Fund — 3.5%
43,737,113	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	43,737,113
	Total Investment Securities—100.2% (Cost $658,744,214)	$1,244,496,099
	Liabilities in Excess of Other Assets — (0.2%)	(2,248,981)
	Net Assets — 100.0%	$1,242,247,118
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,200,758,986	$—	$—	$1,200,758,986
Short-Term Investment Fund	43,737,113	—	—	43,737,113
Total	$1,244,496,099	$—	$—	$1,244,496,099
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Global ESG Equity Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	United States — 55.1%
	Communication Services — 3.6%
71,444	Facebook, Inc. - Class A*	$ 24,247,379
	Consumer Discretionary — 2.6%
2,124	Amazon.com, Inc.*	6,977,425
89,895	Kohl's Corp.	4,233,155
59,940	Ralph Lauren Corp.	6,655,738
	Financials — 13.2%
228,142	Arch Capital Group Ltd.*	8,710,462
181,865	Discover Financial Services	22,342,115
623,717	First Horizon Corp.	10,160,350
126,096	Globe Life, Inc.	11,226,327
70,064	OneMain Holdings, Inc.	3,876,641
144,936	Reinsurance Group of America, Inc.	16,125,579
77,023	Willis Towers Watson PLC	17,904,767
	Health Care — 9.1%
26,507	Alnylam Pharmaceuticals, Inc.*	5,004,787
67,648	Becton Dickinson & Co.	16,629,231
86,667	BioMarin Pharmaceutical, Inc.*	6,698,492
68,681	Bridgebio Pharma, Inc.*	3,219,079
222,791	Elanco Animal Health, Inc.*	7,104,805
43,849	Eli Lilly & Co.	10,131,311
105,083	Ionis Pharmaceuticals, Inc.*	3,524,484
69,793	Medtronic PLC	8,748,553
2,035	Regeneron Pharmaceuticals, Inc.*	1,231,541
	Industrials — 5.0%
218,670	Carrier Global Corp.	11,318,359
38,514	Deere & Co.	12,904,886
28,726	United Rentals, Inc.*	10,080,815
	Information Technology — 19.3%
91,193	Apple, Inc.	12,903,809
99,237	Applied Materials, Inc.	12,774,779
92,005	Fidelity National Information Services, Inc.	11,195,168
41,982	First Solar, Inc.*	4,007,602
96,966	II-VI, Inc.*	5,755,902
40,657	Keysight Technologies, Inc.*	6,679,539
142,903	Micron Technology, Inc.	10,143,255
127,917	Microsoft Corp.	36,062,361
62,920	New Relic, Inc.*	4,515,768
69,963	TE Connectivity Ltd.	9,600,323
43,568	Visa, Inc. - Class A	9,704,772
51,055	WEX, Inc.*	8,992,828
	Materials — 1.2%
23,887	Martin Marietta Materials, Inc.	8,161,710
	Real Estate — 1.1%
386,591	Medical Properties Trust, Inc. REIT	7,758,881
	Total United States	377,312,978
	Japan — 7.3%
	Communication Services — 0.6%
9,600	Nintendo Co. Ltd.	4,587,676
	Consumer Discretionary — 5.1%
137,800	Denso Corp.	8,997,976
994,300	Panasonic Corp.	12,324,746
121,000	Sony Group Corp.	13,433,269
	Industrials — 1.6%
183,300	Hitachi Ltd.	10,844,158
	Total Japan	50,187,825
Shares		Market Value

	Germany — 7.0%
	Consumer Discretionary — 1.2%
71,445	Continental AG*	$ 7,755,973
14,289	Vitesco Technologies Group AG*	844,135
	Industrials — 2.3%
254,956	Deutsche Post AG	15,988,244
	Materials — 1.8%
164,564	HeidelbergCement AG	12,277,032
	Real Estate — 1.7%
190,352	Vonovia SE	11,443,651
	Total Germany	48,309,035
	France — 5.5%
	Industrials — 4.6%
200,910	Cie de Saint-Gobain	13,520,649
107,333	Schneider Electric SE	17,876,744
	Materials — 0.9%
39,046	Air Liquide SA	6,253,613
	Total France	37,651,006
	Sweden — 4.3%
	Communication Services — 1.1%
523,271	Tele2 AB - Class B†	7,747,931
	Financials — 3.2%
1,061,999	Svenska Handelsbanken AB - Class A	11,893,759
486,016	Swedbank AB - Class A	9,800,363
	Total Sweden	29,442,053
	South Korea — 3.3%
	Communication Services — 1.8%
424,525	KT Corp. ADR	5,782,031
248,350	KT Corp.	6,792,211
	Consumer Staples — 0.5%
24,639	E-MART, Inc.	3,391,918
	Financials — 1.0%
146,690	KB Financial Group, Inc.	6,822,189
	Total South Korea	22,788,349
	United Kingdom — 2.9%
	Financials — 1.8%
19,038,144	Lloyds Banking Group PLC	11,849,760
	Industrials — 1.1%
267,273	RELX PLC	7,693,788
	Total United Kingdom	19,543,548
	China — 2.6%
	Communication Services — 1.3%
150,500	Tencent Holdings Ltd.	8,984,663
	Consumer Discretionary — 1.3%
59,898	Alibaba Group Holding Ltd. ADR*	8,867,899
	Total China	17,852,562
	India — 1.9%
	Financials — 1.9%
691,902	ICICI Bank Ltd. ADR	13,056,191
	Italy — 1.9%
	Utilities — 1.9%
1,656,167	Enel SpA	12,711,443

Touchstone Global ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Switzerland — 1.7%
	Health Care — 1.7%
31,760	Roche Holding AG	$ 11,591,446
	Singapore — 1.4%
	Financials — 0.7%
551,500	Oversea-Chinese Banking Corp. Ltd.	4,644,036
	Real Estate — 0.7%
3,472,400	CapitaLand Integrated Commercial Trust REIT	5,170,607
	Total Singapore	9,814,643
	Netherlands — 1.3%
	Health Care — 1.3%
202,034	Koninklijke Philips NV	8,972,560
	Canada — 1.0%
	Financials — 1.0%
49,657	Intact Financial Corp.	6,566,046
	Denmark — 0.6%
	Industrials — 0.6%
102,821	Vestas Wind Systems A/S	4,124,051
	Thailand — 0.6%
	Industrials — 0.6%
2,257,700	Airports of Thailand PCL	4,045,968
	Total Common Stocks	$673,969,704
	Exchange-Traded Funds — 1.0%
8,029	iShares Core S&P 500 ETF	3,459,054
46,222	iShares Core MSCI EAFE ETF	3,431,983
	Total Exchange-Traded Funds	$6,891,037
	Short-Term Investment Funds — 1.8%
2,138,770	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	2,138,770
10,281,723	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	10,281,723
	Total Short-Term Investment Funds	$12,420,493
	Total Investment Securities — 101.2% (Cost $507,846,044)	$693,281,234
	Liabilities in Excess of Other Assets — (1.2)%	(8,056,203)
	Net Assets — 100.0%	$685,225,031
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $7,747,931.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standards & Poor's
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$377,312,978	$—	$—	$377,312,978
Japan	—	50,187,825	—	50,187,825
Germany	12,287,786	36,021,249	—	48,309,035
France	—	37,651,006	—	37,651,006
Sweden	—	29,442,053	—	29,442,053
South Korea	5,782,031	17,006,318	—	22,788,349
United Kingdom	—	19,543,548	—	19,543,548
China	8,867,899	8,984,663	—	17,852,562
India	13,056,191	—	—	13,056,191
Italy	—	12,711,443	—	12,711,443
Switzerland	—	11,591,446	—	11,591,446
Singapore	—	9,814,643	—	9,814,643
Netherlands	8,972,560	—	—	8,972,560
Canada	6,566,046	—	—	6,566,046
Denmark	4,124,051	—	—	4,124,051
Thailand	—	4,045,968	—	4,045,968
Exchange-Traded Funds	6,891,037	—	—	6,891,037
Short-Term Investment Funds	12,420,493	—	—	12,420,493
Total	$456,281,072	$237,000,162	$—	$693,281,234
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Growth Opportunities Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Information Technology — 41.2%
117,328	Apple, Inc.	$ 16,601,912
17,415	Applied Materials, Inc.	2,241,833
21,665	Fidelity National Information Services, Inc.	2,636,197
13,479	Global Payments, Inc.	2,124,021
46,498	Lumentum Holdings, Inc.*	3,884,443
36,053	Microsoft Corp.	10,164,062
15,680	NVIDIA Corp.	3,248,269
15,374	PayPal Holdings, Inc.*	4,000,469
24,842	QUALCOMM, Inc.	3,204,121
17,004	salesforce.com, Inc.*	4,611,825
7,598	ServiceNow, Inc.*	4,728,007
6,204	Twilio, Inc. - Class A*	1,979,386
22,166	Visa, Inc. - Class A	4,937,477
12,616	Workday, Inc. - Class A*	3,152,612
28,873	Zendesk, Inc.*	3,360,528
		70,875,162
	Health Care — 14.9%
20,636	Ascendis Pharma A/S (Denmark) ADR*	3,289,172
6,204	Biogen, Inc.*	1,755,670
3,908	Bio-Rad Laboratories, Inc. - Class A*	2,915,173
47,096	Boston Scientific Corp.*	2,043,495
3,316	DexCom, Inc.*	1,813,388
9,300	Humana, Inc.	3,619,095
13,203	ICON PLC (Ireland)*	3,459,450
38,855	Pacira BioSciences, Inc.*	2,175,880
5,036	Thermo Fisher Scientific, Inc.	2,877,218
24,922	Turning Point Therapeutics, Inc.*	1,655,568
		25,604,109
	Communication Services — 13.2%
4,407	Alphabet, Inc. - Class A*	11,782,203
24,632	Facebook, Inc. - Class A*	8,359,854
27,262	Live Nation Entertainment, Inc.*	2,484,386
		22,626,443
	Consumer Discretionary — 11.3%
3,631	Amazon.com, Inc.*	11,927,980
58,894	MGM Resorts International	2,541,276
57,451	National Vision Holdings, Inc.*	3,261,493
47,175	Tapestry, Inc.	1,746,419
		19,477,168
	Industrials — 8.3%
22,592	Advanced Drainage Systems, Inc.	2,443,777
21,361	AMETEK, Inc.	2,648,978
31,801	ITT, Inc.	2,729,798
4,653	TransDigm Group, Inc.*	2,906,124
17,838	Union Pacific Corp.	3,496,426
		14,225,103
Shares		Market Value

	Financials — 4.8%
18,473	Arthur J Gallagher & Co.	$ 2,746,011
27,521	Morgan Stanley	2,678,069
57,072	Synchrony Financial	2,789,679
		8,213,759
	Consumer Staples — 1.9%
7,179	Costco Wholesale Corp.	3,225,884
	Real Estate — 1.5%
58,048	Spirit Realty Capital, Inc. REIT	2,672,530
	Energy — 1.0%
46,588	Devon Energy Corp.	1,654,340
	Total Common Stocks	$168,574,498
	Short-Term Investment Fund — 3.6%
6,271,041	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	6,271,040
	Total Investment Securities—101.7% (Cost $98,315,050)	$174,845,538
	Liabilities in Excess of Other Assets — (1.7%)	(2,928,253)
	Net Assets — 100.0%	$171,917,285
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$168,574,498	$—	$—	$168,574,498
Short-Term Investment Fund	6,271,040	—	—	6,271,040
Total	$174,845,538	$—	$—	$174,845,538
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	Information Technology — 34.7%
220,419	Cognizant Technology Solutions Corp. - Class A	$ 16,357,294
78,264	FleetCor Technologies, Inc.*	20,448,035
146,015	Fortinet, Inc.*	42,642,221
169,176	Global Payments, Inc.	26,658,754
45,266	HubSpot, Inc.*	30,603,890
736,831	Juniper Networks, Inc.	20,277,589
247,314	Lightspeed Commerce, Inc. (Canada)*	23,848,489
183,967	Microchip Technology, Inc.	28,237,095
105,573	Nice Ltd. (Israel) ADR*	29,986,955
694,043	Nutanix, Inc. - Class A*	26,165,421
324,448	ON Semiconductor Corp.*	14,849,985
82,252	Palo Alto Networks, Inc.*	39,398,708
70,538	RingCentral, Inc. - Class A*	15,342,015
170,722	Splunk, Inc.*	24,705,181
43,198	Teledyne Technologies, Inc.*	18,556,997
172,289	Teradyne, Inc.	18,808,790
74,390	Twilio, Inc. - Class A*	23,734,129
285,297	Western Digital Corp.*	16,102,163
175,680	Xilinx, Inc.	26,525,923
318,243	Zendesk, Inc.*	37,040,303
		500,289,937
	Health Care — 19.0%
198,315	Ascendis Pharma A/S (Denmark) ADR*	31,609,428
436,783	Avantor, Inc.*	17,864,425
265,982	BioMarin Pharmaceutical, Inc.*	20,557,749
47,991	Cooper Cos., Inc. (The)	19,835,160
37,387	DexCom, Inc.*	20,445,455
154,849	ICON PLC (Ireland)*	40,573,535
29,873	IDEXX Laboratories, Inc.*	18,578,019
87,633	Insulet Corp.*	24,907,927
437,033	Oak Street Health, Inc.*	18,587,013
139,058	Quest Diagnostics, Inc.	20,206,518
240,949	Rocket Pharmaceuticals, Inc.*	7,201,965
192,931	Seagen, Inc.*	32,759,684
		273,126,878
	Industrials — 14.8%
172,926	AMETEK, Inc.	21,444,553
430,995	AZEK Co., Inc. (The)*	15,744,247
212,394	Copart, Inc. *	29,463,296
96,192	IDEX Corp.	19,906,934
99,232	Rockwell Automation, Inc.	29,178,177
121,358	Trane Technologies PLC	20,952,459
46,924	TransDigm Group, Inc.*	29,307,323
237,170	TransUnion	26,636,563
163,537	Waste Connections, Inc.	20,594,214
		213,227,766
	Consumer Discretionary — 12.6%
20,472	Chipotle Mexican Grill, Inc.*	37,208,270
108,197	Expedia Group, Inc.*	17,733,488
235,854	Ross Stores, Inc.	25,672,708
718,817	Tapestry, Inc.	26,610,605
77,039	Ulta Beauty, Inc.*	27,804,916
67,974	Vail Resorts, Inc.	22,706,715
131,940	Williams-Sonoma, Inc.	23,396,920
		181,133,622
Shares		Market Value

	Financials — 8.1%
234,957	Arthur J Gallagher & Co.	$ 34,926,358
190,862	LPL Financial Holdings, Inc.	29,919,527
45,257	MSCI, Inc.	27,531,644
498,056	Synchrony Financial	24,344,977
		116,722,506
	Communication Services — 5.3%
337,587	Live Nation Entertainment, Inc.*	30,764,303
84,983	Roku, Inc.*	26,629,423
120,622	Take-Two Interactive Software, Inc.*	18,584,232
		75,977,958
	Energy — 1.8%
745,623	Devon Energy Corp.	26,477,073
	Real Estate — 1.8%
79,632	Essex Property Trust, Inc. REIT	25,461,536
	Materials — 1.3%
128,074	Celanese Corp.	19,293,067
	Total Common Stocks	$1,431,710,343
	Short-Term Investment Fund — 0.7%
10,226,649	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	10,226,649
	Total Investment Securities—100.1% (Cost $994,528,246)	$1,441,936,992
	Liabilities in Excess of Other Assets — (0.1%)	(2,003,096)
	Net Assets — 100.0%	$1,439,933,896
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,431,710,343	$—	$—	$1,431,710,343
Short-Term Investment Fund	10,226,649	—	—	10,226,649
Total	$1,441,936,992	$—	$—	$1,441,936,992
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	India — 25.8%
	Consumer Discretionary — 5.7%
3,305,098	Jubilant Foodworks Ltd.	$ 179,469,215
3,886,343	Titan Co. Ltd.	112,793,332
	Consumer Staples — 2.6%
2,483,395	Britannia Industries Ltd.	131,865,484
	Financials — 11.4%
2,348,926	Bajaj Finance Ltd.	241,700,744
12,264,383	Bandhan Bank Ltd., 144a	46,442,520
7,363,128	HDFC Bank Ltd.	157,410,853
14,992,768	ICICI Prudential Life Insurance Co. Ltd., 144a	135,355,747
	Health Care — 4.6%
3,855,771	Apollo Hospitals Enterprise Ltd.	232,044,517
	Materials — 1.5%
1,797,779	Asian Paints Ltd.	78,366,773
	Total India	1,315,449,185
	China — 24.0%
	Communication Services — 6.1%
1,097,277	Kanzhun Ltd. ADR*†	39,490,999
4,102,900	Tencent Holdings Ltd.	244,938,035
3,790,386	Tencent Music Entertainment Group ADR*	27,480,299
	Consumer Discretionary — 9.8%
1,228,510	Alibaba Group Holding Ltd. ADR*	181,880,905
9,480,500	ANTA Sports Products Ltd.	179,024,844
18,649,000	Haidilao International Holding Ltd., 144a†	71,440,735
2,409,119	JD Health International, Inc., 144a*†	23,216,842
1,144,203	NIO, Inc. ADR*	40,767,953
	Consumer Staples — 1.3%
3,782,353	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	64,135,789
	Health Care — 5.2%
3,904,150	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a	82,556,986
11,379,500	Wuxi Biologics Cayman, Inc., 144a*	184,578,858
	Real Estate — 1.6%
10,194,000	Country Garden Services Holdings Co., Ltd.	80,552,401
	Total China	1,220,064,646
	Taiwan — 15.1%
	Communication Services — 9.0%
1,446,638	Sea Ltd. ADR*	461,086,930
	Information Technology — 6.1%
2,765,926	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	308,815,638
	Total Taiwan	769,902,568
	Argentina — 9.7%
	Consumer Discretionary — 7.4%
224,763	MercadoLibre, Inc.*	377,466,982
	Information Technology — 2.3%
416,353	Globant SA*	116,999,357
	Total Argentina	494,466,339
	Russia — 6.9%
	Communication Services — 4.8%
3,066,258	Yandex NV - Class A*	244,350,100
	Financials — 2.1%
1,201,001	TCS Group Holding PLC GDR	109,208,887
	Total Russia	353,558,987
Shares		Market Value

	Brazil — 6.4%
	Consumer Staples — 0.8%
9,696,800	Raia Drogasil SA	$ 41,399,367
	Financials — 2.3%
2,953,633	XP, Inc. - Class A*	118,647,438
	Industrials — 1.1%
5,305,515	Localiza Rent a Car SA	53,369,345
	Information Technology — 2.2%
2,137,917	Pagseguro Digital Ltd. - Class A*	110,573,067
	Total Brazil	323,989,217
	Hong Kong — 3.5%
	Financials — 2.5%
10,857,800	AIA Group Ltd.	124,912,550
	Health Care — 1.0%
1,421,880	Hutchison China Ltd. ADR*	52,055,027
	Total Hong Kong	176,967,577
	Kazakhstan — 2.1%
	Financials — 2.1%
1,025,916	Kaspi.KZ JSC GDR	108,952,279
	Indonesia — 1.7%
	Financials — 1.7%
35,392,100	Bank Central Asia Tbk PT	86,548,367
	South Korea — 1.3%
	Communication Services — 1.3%
203,241	NAVER Corp.	65,944,991
	Thailand — 1.1%
	Consumer Staples — 1.1%
29,094,600	CP ALL PCL	54,385,798
	Vietnam — 0.2%
	Real Estate — 0.2%
7,899,144	Vincom Retail JSC*	10,079,683
	Total Common Stocks	$4,980,309,637
	Short-Term Investment Funds — 4.0%
168,607,683	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	168,607,683
32,858,443	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	32,858,443
	Total Short-Term Investment Funds	$201,466,126
	Total Investment Securities — 101.8% (Cost $3,643,516,223)	$5,181,775,763
	Liabilities in Excess of Other Assets — (1.8)%	(89,617,361)
	Net Assets — 100.0%	$5,092,158,402
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $31,334,938.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $543,591,688 or 10.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$1,315,449,185	$—	$1,315,449,185
China	289,620,156	930,444,490	—	1,220,064,646
Taiwan	769,902,568	—	—	769,902,568
Argentina	494,466,339	—	—	494,466,339
Russia	244,350,100	109,208,887	—	353,558,987
Brazil	323,989,217	—	—	323,989,217
Hong Kong	52,055,027	124,912,550	—	176,967,577
Kazakhstan	108,952,279	—	—	108,952,279
Indonesia	86,548,367	—	—	86,548,367
South Korea	—	65,944,991	—	65,944,991
Thailand	—	54,385,798	—	54,385,798
Vietnam	—	10,079,683	—	10,079,683
Short-Term Investment Funds	201,466,126	—	—	201,466,126
Total	$2,571,350,179	$2,610,425,584	$—	$5,181,775,763
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – September 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 46.7%
	Financials — 8.3%
$ 2,232,000	Ares Capital Corp., 4.250%, 3/1/25	$ 2,394,909
2,605,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	2,592,105
2,815,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	3,162,685
465,000	Capital Farm Credit ACA, Ser 1, 144a, 5.000%(A)	479,448
3,300,000	Citigroup, Inc., Ser W, 4.000%(A)	3,419,460
2,000,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.695%, 2/15/27(B)	1,950,241
757,000	Credit Acceptance Corp., 6.625%, 3/15/26	791,065
1,026,000	First Maryland Capital II, (3M LIBOR +0.850%), 0.976%, 2/1/27(B)	1,003,506
627,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	650,512
2,165,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	2,129,279
1,650,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	1,715,307
1,818,000	Navient Corp., 6.750%, 6/15/26	2,013,435
3,248,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.690%, 6/1/28(B)	3,149,306
1,650,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,736,504
2,145,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	2,166,647
2,000,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	2,007,089
3,459,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.790%, 5/15/27(B)	3,386,680
		34,748,178
	Energy — 7.4%
1,980,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	2,083,704
500,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	522,500
2,401,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	2,856,785
1,595,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,679,694
2,350,000	Energy Transfer LP, 5.250%, 4/15/29	2,752,245
848,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	845,880
250,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	249,375
395,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	401,004
273,433	Hi-Crush, Inc., (10.000% PIK), 8.000%, 4/9/26(C)(D)	273,433
293,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	301,058
1,380,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	1,417,950
405,000	Mesquite Energy, Inc., 7.250%, 2/15/23	12,150
2,041,000	Murphy Oil Corp., 6.375%, 7/15/28	2,158,357
2,259,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	3,232,434
2,250,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	2,543,079
1,269,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	1,286,258
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	297,539
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	710,198
1,810,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	1,578,619
1,479,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,544,734
1,749,000	Southwestern Energy Co., 144a, 5.375%, 2/1/29	1,871,098
1,050,000	Southwestern Energy Co., 8.375%, 9/15/28	1,189,366
1,200,000	YPF SA (Argentina), 144a, 8.500%, 7/28/25	996,012
		30,803,472
	Communication Services — 6.4%
1,534,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	1,555,093
2,995,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	3,500,186
1,641,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	1,725,101
Principal Amount		Market Value

	Communication Services — (Continued)
$ 1,310,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	$ 1,382,050
2,269,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	3,079,136
1,539,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	1,610,179
1,485,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	1,407,038
1,621,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144a, 5.875%, 8/15/27	1,691,919
1,630,000	Midas OpCo Holdings LLC, 144a, 5.625%, 8/15/29	1,686,643
1,804,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	1,871,397
2,328,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	2,517,150
2,228,000	T-Mobile USA, Inc., 3.875%, 4/15/30	2,463,967
2,145,000	ViacomCBS, Inc., 4.200%, 5/19/32	2,450,702
		26,940,561
	Consumer Staples — 4.5%
2,681,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	3,326,537
1,761,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	1,818,233
2,475,000	Kroger Co. (The), 5.150%, 8/1/43	3,223,212
1,263,000	Pilgrim's Pride Corp., 144a, 3.500%, 3/1/32	1,284,313
1,629,000	QVC, Inc., 4.375%, 9/1/28	1,683,979
1,692,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	1,763,910
1,820,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,897,350
1,500,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	1,589,805
2,357,000	United Rentals North America, Inc., 3.750%, 1/15/32	2,383,516
		18,970,855
	Consumer Discretionary — 4.0%
2,062,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.250%, 11/1/29	2,263,745
1,643,000	Carnival Corp., 144a, 9.875%, 8/1/27	1,896,205
1,520,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,532,996
1,621,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,695,971
673,000	Ford Motor Co., 4.750%, 1/15/43	705,392
865,000	Ford Motor Co., 6.625%, 10/1/28	1,039,094
331,000	Ford Motor Co., 9.625%, 4/22/30	469,296
200,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/30	208,000
860,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	912,460
1,551,000	Goodyear Tire & Rubber Co. (The), 5.250%, 4/30/31	1,666,782
3,960,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	4,236,155
		16,626,096
	Industrials — 3.9%
1,297,000	ADT Security Corp. (The), 144a, 4.875%, 7/15/32	1,308,349
763,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	783,982
1,287,000	Boeing Co. (The), 5.805%, 5/1/50	1,709,433
1,600,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,668,672
1,935,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	1,995,682
1,467,000	Meritor, Inc., 144a, 4.500%, 12/15/28	1,470,667
1,405,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	1,390,950
1,654,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	1,687,444

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 46.7% (Continued)
	Industrials — (Continued)
$ 989,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	$ 1,034,860
3,429,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	3,461,590
		16,511,629
	Utilities — 3.8%
1,880,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	2,189,796
2,145,000	Edison International, 4.125%, 3/15/28	2,285,156
812,000	Genneia SA (Argentina), 144a, 8.750%, 9/2/27	777,084
2,145,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	2,038,131
1,200,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 2.796%, 3/30/67(B)	1,157,844
1,873,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	1,901,095
1,929,000	Talen Energy Supply LLC, 144a, 6.625%, 1/15/28	1,789,147
4,000,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.237%, 5/15/67(B)	3,766,200
		15,904,453
	Materials — 3.4%
208,000	AngloGold Ashanti Holdings PLC (Tanzania), 3.750%, 10/1/30	213,404
2,602,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	2,959,775
3,000,000	Cemex SAB de CV (Mexico), 144a, 3.875%, 7/11/31	3,001,800
376,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	372,240
1,135,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	1,188,736
400,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.530%, 11/15/28	489,500
1,700,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	1,955,000
2,200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	2,381,500
1,650,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	1,633,500
		14,195,455
	Health Care — 2.6%
2,475,000	CVS Health Corp., 5.050%, 3/25/48	3,188,455
1,910,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	2,007,887
2,102,000	Mylan, Inc., 4.550%, 4/15/28	2,397,353
1,400,000	Rede D'or Finance Sarl (Brazil), 144a, 4.500%, 1/22/30	1,394,330
2,060,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	1,975,025
		10,963,050
	Real Estate — 1.7%
2,000,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	2,262,368
1,454,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	1,584,860
823,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	827,864
1,600,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	1,603,232
825,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	923,644
		7,201,968
	Information Technology — 0.7%
1,461,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	1,465,018
1,400,000	Xerox Holdings Corp., 144a, 5.500%, 8/15/28	1,449,378
		2,914,396
	Total Corporate Bonds	$195,780,113
	U.S. Treasury Obligations — 20.2%
25,000,000	U.S. Treasury Note, 0.125%, 5/31/23	24,958,984
20,000,000	U.S. Treasury Note, 0.125%, 6/30/23	19,964,062
Principal Amount		Market Value
	U.S. Treasury Obligations — 20.2% (Continued)
$20,000,000	U.S. Treasury Note, 0.750%, 5/31/26	$ 19,824,219
20,000,000	U.S. Treasury Note, 0.875%, 6/30/26	19,921,094
	Total U.S. Treasury Obligations	$84,668,359
	Asset-Backed Securities — 18.2%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (3M LIBOR +3.200%), 3.338%, 10/20/34(B)	1,995,170
6,000,000	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	6,093,666
5,000,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (3M LIBOR +2.250%), 2.364%, 10/19/34(B)	5,000,470
5,000,000	BSPRT Issuer, Ltd. (Cayman Islands), Ser 2018-FL4, Class E, 144a, (1M LIBOR +3.050%), 3.134%, 9/15/35(B)	4,988,605
4,974,026	FOCUS Brands Funding LLC, Ser 2017-1A, Class A2IB, 144a, 3.857%, 4/30/47	5,104,266
4,987,500	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	4,995,385
2,100,000	Medalist Partners Corporate Finance CLO VI, Ltd. (Cayman Islands), Ser 2020-1A, Class B, 144a, (3M LIBOR +2.700%), 2.834%, 4/17/33(B)	2,053,554
5,000,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 3.562%, 7/25/59(B)(E)	5,241,589
4,987,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	5,136,372
5,000,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (3M LIBOR +2.100%), 2.231%, 10/20/34(B)	5,000,090
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (3M LIBOR +2.950%), 3.086%, 10/15/34(B)	2,249,890
6,242,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (1M LIBOR +2.800%), 2.884%, 4/18/38(B)	6,247,855
5,500,000	Towd Point Mortgage Trust, Ser 2019-SJ3, Class M2, 144a, 3.500%, 11/25/59(B)(E)	5,478,008
6,000,000	TPG Real Estate Finance Issuer LTD (Cayman Islands), Ser 2018-FL2, Class C, 144a, (1M LIBOR +2.300%), 2.384%, 11/15/37(B)	5,996,238
5,500,000	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (SOFR30A +2.214%), 2.264%, 10/15/34(B)	5,486,258
5,000,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (3M LIBOR +2.050%), 2.151%, 7/24/32(B)	5,000,420
	Total Asset-Backed Securities	$76,067,836
Shares
	Common Stocks — 5.4%
	Industrials — 1.1%
39,560	Covia	430,215
5,840	Lockheed Martin Corp.	2,015,384
23,666	Raytheon Technologies Corp.	2,034,329
		4,479,928
	Information Technology — 1.0%
14,887	International Business Machines Corp.	2,068,251
10,391	Texas Instruments, Inc.	1,997,254
		4,065,505
	Financials — 0.9%
47,280	Bank of America Corp.	2,007,036
5,176	Goldman Sachs Group, Inc. (The)	1,956,683
		3,963,719

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 5.4% (Continued)
	Health Care — 0.5%
4,216	Akorn	$ 46,726
12,693	Johnson & Johnson	2,049,920
		2,096,646
	Communication Services — 0.5%
74,909	AT&T, Inc.	2,023,292
	Energy — 0.5%
34,207	Exxon Mobil Corp.	2,012,056
14,240	Hi-Crush, Inc.(C)	2,421
		2,014,477
	Materials — 0.5%
29,433	DuPont de Nemours, Inc.	2,001,150
	Consumer Staples — 0.4%
20,646	Philip Morris International, Inc.	1,957,034
	Total Common Stocks	$22,601,751
Principal Amount
	Sovereign Government Obligations — 3.6%
$ 1,600,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	1,636,992
800,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	727,808
1,295,000	Colombia Government International Bond, 3.125%, 4/15/31	1,211,214
500,000	Colombia Government International Bond, 4.500%, 3/15/29	524,895
230,000	Colombia Government International Bond, 5.000%, 6/15/45	223,670
400,000	Colombia Government International Bond, 7.375%, 9/18/37	489,756
320,000	Colombia Government International Bond, 10.375%, 1/28/33	467,040
2,350,000	Dominican Republic International Bond, 4.875%, 9/23/32	2,397,023
1,530,000	Ecuador Government International Bond, 144a, 1.000%, 7/31/35	1,007,903
1,350,000	Egypt Government International Bond, 8.500%, 1/31/47	1,302,750
500,000	Egypt Government International Bond, 144a, 7.500%, 2/16/61	438,040
1,600,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	1,432,000
655,000	Pakistan Government International Bond, 6.875%, 12/5/27	658,327
1,500,000	Pakistan Government International Bond, 144a, 6.000%, 4/8/26	1,490,625
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/33	202,549
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/33	1,032,999
	Total Sovereign Government Obligations	$15,243,591
	Commercial Mortgage-Backed Securities — 2.9%
5,000,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(E)	5,261,392
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	4,556,507
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 2.9% (Continued)
$ 2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(B)(E)	$ 2,196,716
27,530	Shellpoint Co-Originator Trust, Ser 2017-2, Class A1, 144a, 3.500%, 10/25/47(B)(E)	27,885
	Total Commercial Mortgage-Backed Securities	$12,042,500
	Agency Collateralized Mortgage Obligations — 0.7%
73,704	FHLMC REMIC, Ser 4740, Class BA, 3.000%, 9/15/45	75,246
219,276	FNMA REMIC, Ser 2018-27, Class EA, 3.000%, 5/25/48	229,875
197,221	FNMA REMIC, Ser 2018-35, Class CD, 3.000%, 5/25/48	206,118
29,350,550	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.287%, 6/25/40(B)(E)	2,283,493
	Total Agency Collateralized Mortgage Obligations	$2,794,732
	Rights — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights0.000%, 12/6/26	37,023
Shares
	Short-Term Investment Fund — 1.6%
6,876,916	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	6,876,916
	Total Investment Securities—99.3% (Cost $418,137,140)	$416,112,821
	Other Assets in Excess of Liabilities — 0.7%	2,908,459
	Net Assets — 100.0%	$419,021,280
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2021.
(C)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(D)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(E)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $192,941,910 or 46.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$195,506,680	$273,433	$195,780,113
U.S. Treasury Obligations	—	84,668,359	—	84,668,359
Asset-Backed Securities	—	76,067,836	—	76,067,836
Common Stocks	22,122,389	476,941	2,421	22,601,751
Sovereign Government Obligations	—	15,243,591	—	15,243,591
Commercial Mortgage-Backed Securities	—	12,042,500	—	12,042,500
Agency Collateralized Mortgage Obligations	—	2,794,732	—	2,794,732
Rights	—	37,023	—	37,023
Short-Term Investment Fund	6,876,916	—	—	6,876,916
Total	$28,999,305	$386,837,662	$275,854	$416,112,821
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks and Corporate Bonds
Beginning balance, March 31, 2021	$509,081
Transfer into Level 3	—
Purchases and Sales	(233,227)
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, September 30, 2021	$275,854
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at September 30, 2021	$—
	Fair Value	Valuation Technique	Unobservable Input
Corporate Bond
Hi-Crush, Inc.	$ 273,433	Par	N/A
Common Stocks
Hi-Crush, Inc.	$ 2,421	Market Value	N/A
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2021 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Global ESG Equity Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Assets
Investments, at cost	$867,432,845	$658,744,214	$507,846,044	$98,315,050	$994,528,246	$3,643,516,223	$418,137,140
Investments, at market value *	$895,019,950	$1,244,496,099	$693,281,234	$174,845,538	$1,441,936,992	$5,181,775,763	$416,112,821
Cash	4,635,161	—	—	—	—	3,955,772	4,628
Cash deposits held at prime broker (A)	501,995	—	—	—	—	—	—
Foreign currency †	3	—	—	—	—	—	—
Dividends and interest receivable	6,389,193	604,293	769,478	57,215	167,010	1,246,047	3,491,532
Receivable for capital shares sold	2,789,569	376,649	404,553	16,096	1,454,048	130,357,275	852,964
Receivable for investments sold	—	1,861,906	3,331,734	—	—	5,211,700	2,643,825
Receivable for securities lending income	32,683	132	169	—	—	13,418	—
Tax reclaim receivable	—	—	531,609	—	3,914	20,629	—
Other assets	36,762	35,895	31,214	24,936	39,883	213,077	28,075
Total Assets	909,405,316	1,247,374,974	698,349,991	174,943,785	1,443,601,847	5,322,793,681	423,133,845

Liabilities
Due to prime broker	1,690,701	—	—	—	—	3,250,003	—
Payable for return of collateral for securities on loan	2,499,820	—	10,281,723	—	—	32,858,443	—
Deferred foreign capital gains tax	—	—	—	—	—	63,693,697	—
Payable for capital shares redeemed	1,041,490	830,822	257,985	205,860	1,801,970	124,745,588	1,031,412
Payable for investments purchased	1,389,256	2,943,211	1,699,906	2,582,928	—	—	2,633,104
Payable to Investment Advisor	394,859	656,689	381,648	100,343	840,809	4,342,548	172,206
Payable to other affiliates	149,248	169,151	191,481	30,352	242,261	562,313	118,017
Payable to Trustees	10,368	10,368	10,368	10,368	10,368	10,368	4,590
Payable for professional services	35,647	33,135	29,722	19,130	37,707	132,647	15,584
Payable for reports to shareholders	19,642	12,406	11,331	7,375	65,928	9,323	4,389
Payable for transfer agent services	340,884	465,647	258,522	62,547	652,665	1,021,292	132,938
Other accrued expenses and liabilities	2,624	6,427	2,274	7,597	16,243	9,057	325
Total Liabilities	7,574,539	5,127,856	13,124,960	3,026,500	3,667,951	230,635,279	4,112,565
Net Assets	$901,830,777	$1,242,247,118	$685,225,031	$171,917,285	$1,439,933,896	$5,092,158,402	$419,021,280
Net assets consist of:
Paid-in capital	876,769,021	580,027,167	432,465,929	69,913,566	744,500,506	3,753,738,996	436,177,243
Distributable earnings (deficit)	25,061,756	662,219,951	252,759,102	102,003,719	695,433,390	1,338,419,406	(17,155,963)
Net Assets	$901,830,777	$1,242,247,118	$685,225,031	$171,917,285	$1,439,933,896	$5,092,158,402	$419,021,280
*Includes market value of securities on loan of:	$2,441,824	$—	$7,747,931	$—	$—	$31,334,938	$—
†Cost of foreign currency:	$3	$—	$—	$—	$—	$—	$—
(A)	(A) Represents segregated cash for swap agreements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Global ESG Equity Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$121,572,155	$52,889,080	$494,086,516	$63,945,699	$325,034,334	$30,926,291	$212,501,151
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,795,291	838,006	18,469,917	1,417,100	7,719,205	1,400,189	60,968,536
Net asset value price per share*	$11.26	$63.11	$26.75	$45.12	$42.11	$22.09	$3.49
Maximum sales charge - Class A shares	3.25%	5.00%	5.00%	5.00%	5.00%	5.00%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$11.64	$66.43	$28.16	$47.49	$44.33	$23.25	$3.61

Pricing of Class C Shares
Net assets applicable to Class C shares	$41,307,227	$24,260,081	$6,515,178	$1,808,119	$18,567,416	$12,702,929	$61,105,622
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,727,103	417,724	296,267	55,355	803,291	586,651	17,468,859
Net asset value and offering price per share**	$11.08	$58.08	$21.99	$32.66	$23.11	$21.65	$3.50

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$669,210,193	$1,133,344,860	$171,806,389	$31,336,822	$690,938,923	$1,770,998,656	$145,196,281
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	59,232,608	17,728,100	6,177,131	661,259	15,576,641	79,638,161	41,758,471
Net asset value, offering price and redemption price per share	$11.30	$63.93	$27.81	$47.39	$44.36	$22.24	$3.48

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$69,741,202	$31,753,097	$12,816,948	$74,826,645	$372,602,611	$2,453,041,989	$218,226
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,177,984	494,257	460,118	1,548,852	8,294,821	109,701,122	62,831
Net asset value, offering price and redemption price per share	$11.29	$64.24	$27.86	$48.31	$44.92	$22.36	$3.47

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$—	$32,790,612	$824,488,537	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—	729,173	36,870,844	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$44.97	$22.36	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund and Strategic Income Opportunities Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund and Strategic Income Opportunities Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

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Statements of Operations For the Six Months Ended September 30, 2021 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Global ESG Equity Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Investment Income
Dividends*	$5,059,657	$6,066,923	$6,609,204	$849,830	$3,630,773	$13,691,339	$157,004
Interest	12,310,124	—	—	—	—	7,507	7,442,184
Income from securities loaned	163,072	132	42,497	82	971	42,848	—
Total Investment Income	17,532,853	6,067,055	6,651,701	849,912	3,631,744	13,741,694	7,599,188
Expenses
Investment advisory fees	2,368,181	3,884,283	2,339,234	647,497	5,049,109	24,240,432	1,183,211
Administration fees	553,016	813,017	470,526	112,801	952,315	3,164,372	120,038
Compliance fees and expenses	1,503	1,503	1,503	1,503	1,503	1,503	681
Custody fees	24,288	8,959	27,451	4,602	12,328	488,294	43,870
Professional fees	26,232	25,374	24,123	13,946	29,275	81,517	50,922
Transfer Agent fees, Class A(A)	46,350	19,753	162,322	23,509	150,447	7,815	180,634
Transfer Agent fees, Class C	14,521	8,610	3,186	863	9,209	4,115	44,499
Transfer Agent fees, Class Y	231,705	368,496	59,628	15,428	351,211	654,178	136,142
Transfer Agent fees, Institutional Class	7,926	3,208	2,120	13,158	76,511	313,423	250
Transfer Agent fees, Class R6	—	—	—	—	29	45	—
Registration Fees, Class A(A)	8,281	7,187	11,460	6,829	9,077	10,396	18,925
Registration Fees, Class C	6,817	5,708	4,962	4,875	6,432	6,695	13,131
Registration Fees, Class Y	19,513	13,825	8,926	5,388	11,885	52,034	13,250
Registration Fees, Institutional Class	4,330	4,433	3,909	8,650	11,564	27,321	257
Registration Fees, Class R6	—	—	—	—	2,342	1,742	—
Interest expense on securities sold short	2,045	—	—	—	—	—	—
Reports to Shareholders, Class A(A)	5,201	3,183	8,955	3,158	8,226	3,026	24,341
Reports to Shareholders, Class C	3,895	2,751	2,499	2,154	3,098	2,925	5,925
Reports to Shareholders, Class Y	18,146	17,361	8,636	2,627	42,783	30,728	16,618
Reports to Shareholders, Institutional Class	2,844	2,235	2,154	2,430	20,554	16,048	1,365
Reports to Shareholders, Class R6	—	—	—	—	2,058	1,812	—
Shareholder servicing fees, Class Y	—	—	—	—	—	—	58,213
Distribution and shareholder servicing expenses, Class A(A)	155,610	67,492	646,121	77,121	413,056	34,150	333,239
Distribution and shareholder servicing expenses, Class C	215,023	129,181	37,200	9,523	95,797	58,048	245,194
Trustee fees	10,379	10,379	10,379	10,379	10,379	10,379	11,900
Other expenses	56,999	196,082	98,450	28,312	261,207	179,258	43,033
Total Expenses	3,782,805	5,593,020	3,933,744	994,753	7,530,395	29,390,256	2,545,638
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(90,667)	(4,287)	(18,044)	(89,768)	(82,346)	(2,636)	(384,163)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—	—	4,433	—
Net Expenses	3,692,138	5,588,733	3,915,700	904,985	7,448,049	29,392,053	2,161,475
Net Investment Income (Loss)	13,840,715	478,322	2,736,001	(55,073)	(3,816,305)	(15,650,359)	5,437,713
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	184,527	38,860,835	30,328,800	9,045,287	145,178,578	(80,926,552)	9,462,948
Net realized gains on written options	1,130,604	—	—	—	—	—	—
Net realized gains on swap agreements	1,714	—	—	—	—	—	—
Net realized gains on forward foreign currency contracts	—	—	—	—	—	—	289,517
Net realized gains (losses) on foreign currency transactions	—	—	33,114	—	—	(239,677)	48,877
Net change in unrealized appreciation (depreciation) on investments†(D)	8,579,171	55,056,236	(16,177,704)	6,963,135	18,334,697	278,156,579	(8,383,656)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	—	—	—	—	—	(564,784)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	14,347	—	—	(1,858)	1,996
Net Realized and Unrealized Gains (Losses) on Investments	9,896,016	93,917,071	14,198,557	16,008,422	163,513,275	196,988,492	854,898
Change in Net Assets Resulting from Operations	$23,736,731	$94,395,393	$16,934,558	$15,953,349	$159,696,970	$181,338,133	$6,292,611
*Net of foreign tax withholding of:	$19,067	$—	$618,541	$—	$11,338	$2,270,352	$13,710
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$—	$—	$(38,123,840)	$—
(A)	Transfer Agent Fees, Registration Fees, Reports to Shareholders and Distribution and Shareholder Servicing Expenses for the Strategic Income Opportunities Fund include amounts for Class B shares of $10,630, $3,948, $1,619, and $39,904, respectively. Class B shares merged into Class A shares on July 16, 2021.
(B)	See Note 4 in Notes to Financial Statements.
(C)	For the six months ended September 30, 2021, the Focused Fund, the Growth Opportunities Fund and the Mid Cap Growth Fund had a redemption-in-kind of securities in the amount of $15,272,952, $725,380 and $82,349,366, respectively. Net realized gains (losses) on investments includes the realized gain on the transaction of $8,785,108, $394,854 and $33,070,438, respectively, which will not be recognized by the Fund for tax purposes.
(D)	Change in unrealized appreciation (depreciation) does not include net appreciation of $3,945,895, for the Strategic Income Opportunities Fund in connection with the Fund's reorganization. See Note 9 in the Notes to Financial Statements.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Flexible Income Fund		Touchstone Focused Fund		Touchstone Global ESG Equity Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
From Operations
Net investment income (loss)	$13,840,715	$28,534,916	$478,322	$2,222,448	$2,736,001	$4,274,188
Net realized gains (losses) on investments, securities sold short, written options, swap agreements, forward foreign currency contracts and foreign currency transactions	1,316,845	(3,408,359)	38,860,835	113,770,654	30,361,914	66,392,214
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency transactions	8,579,171	76,082,971	55,056,236	380,150,794	(16,163,357)	198,003,928
Change in Net Assets from Operations	23,736,731	101,209,528	94,395,393	496,143,896	16,934,558	268,670,330

Distributions to Shareholders:
Distributed earnings, Class A	(1,915,402)	(5,278,794)	—	(2,153,855)	—	(1,587,449)
Distributed earnings, Class B	—	—	—	—	—	—
Distributed earnings, Class C	(506,540)	(1,865,099)	—	(1,430,957)	—	—
Distributed earnings, Class Y	(10,476,381)	(26,122,141)	—	(53,264,171)	—	(940,684)
Distributed earnings, Institutional Class	(937,021)	(1,479,966)	—	(817,067)	—	(65,145)
Distributed earnings, Class R6	—	—	—	—	—	—
Total Distributions	(13,835,344)	(34,746,000)	—	(57,666,050)	—	(2,593,278)
Change in Net Assets from Share Transactions(B)	102,277,238	82,253,829	155,761	(36,832,260)	(32,143,623)	(78,741,029)

Total Increase (Decrease) in Net Assets	112,178,625	148,717,357	94,551,154	401,645,586	(15,209,065)	187,336,023

Net Assets
Beginning of period	789,652,152	640,934,795	1,147,695,964	746,050,378	700,434,096	513,098,073
End of period	$901,830,777	$789,652,152	$1,242,247,118	$1,147,695,964	$685,225,031	$700,434,096
(A)	See Note 9 in Notes to Financial Statements.
(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 28-31.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Growth Opportunities Fund		Touchstone Mid Cap Growth Fund		Touchstone Sands Capital Emerging Markets Growth Fund		Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021(A) (Unaudited)	For the Year Ended March 31, 2021

$(55,073)	$(557,556)	$(3,816,305)	$(7,641,364)	$(15,650,359)	$(22,877,687)	$5,437,713	$9,833,238
9,045,287	33,445,786	145,178,578	272,551,221	(81,166,229)	34,300,447	9,801,342	9,010,153
6,963,135	49,085,637	18,334,697	354,354,600	278,154,721	1,243,531,916	(8,946,444)	21,780,178
15,953,349	81,973,867	159,696,970	619,264,457	181,338,133	1,254,954,676	6,292,611	40,623,569

—	(5,299,262)	—	(21,913,745)	—	—	(2,726,496)	(5,433,173)
—	—	—	—	—	—	(92,092)	(385,245)
—	(276,553)	—	(2,351,555)	—	—	(423,936)	(1,251,979)
—	(2,983,605)	—	(39,864,933)	—	—	(2,304,768)	(4,228,308)
—	(6,264,896)	—	(28,507,143)	—	—	(373)	—
—	—	—	(111,845)	—	—	—	—
—	(14,824,316)	—	(92,749,221)	—	—	(5,547,665)	(11,298,705)
(4,968,938)	(69,060,834)	(88,418,305)	(195,258,516)	552,968,392	1,791,364,885	51,167,749	41,008,916

10,984,411	(1,911,283)	71,278,665	331,256,720	734,306,525	3,046,319,561	51,912,695	70,333,780

160,932,874	162,844,157	1,368,655,231	1,037,398,511	4,357,851,877	1,311,532,316	367,108,585	296,774,805
$171,917,285	$160,932,874	$1,439,933,896	$1,368,655,231	$5,092,158,402	$4,357,851,877	$419,021,280	$367,108,585

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Flexible Income Fund				Touchstone Focused Fund
	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021		For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	955,994	$10,807,452	2,840,796	$31,345,303	120,585	$7,558,406	251,563	$12,943,588
Reinvestment of distributions	139,448	1,573,220	403,612	4,461,293	—	—	35,107	1,821,706
Cost of Shares redeemed	(1,215,209)	(13,711,815)	(2,228,003)	(24,536,572)	(111,269)	(7,089,677)	(223,201)	(10,767,368)
Change from Class A Share Transactions	(119,767)	(1,331,143)	1,016,405	11,270,024	9,316	468,729	63,469	3,997,926
Class C
Proceeds from Shares issued	298,863	3,326,394	735,883	7,973,288	7,598	440,977	11,317	524,313
Reinvestment of distributions	40,620	451,135	146,221	1,591,133	—	—	28,001	1,345,159
Cost of Shares redeemed	(669,429)	(7,436,693)	(1,954,282)	(21,048,203)	(57,525)	(3,347,894)	(216,361)	(9,639,449)
Change from Class C Share Transactions	(329,946)	(3,659,164)	(1,072,178)	(11,483,782)	(49,927)	(2,906,917)	(177,043)	(7,769,977)
Class Y
Proceeds from Shares issued	11,409,953	129,413,551	19,864,583	220,062,508	334,339	20,929,040	396,405	19,966,667
Reinvestment of distributions	850,364	9,626,045	2,171,185	24,083,355	—	—	975,935	51,346,021
Cost of Shares redeemed	(5,746,701)	(65,114,081)	(15,443,838)	(169,306,158)	(520,820)	(33,143,313)	(1,950,332)	(95,698,599)
Change from Class Y Share Transactions	6,513,616	73,925,515	6,591,930	74,839,705	(186,481)	(12,214,273)	(577,992)	(24,385,911)
Institutional Class
Proceeds from Shares issued	3,990,245	45,292,111	1,396,030	15,517,816	546,740	34,737,170	1,838,766	89,867,250
Reinvestment of distributions	62,469	707,080	93,094	1,031,402	—	—	14,676	776,182
Cost of Shares redeemed	(1,117,965)	(12,657,161)	(806,241)	(8,921,336)	(310,538)	(19,928,948)	(2,008,192)	(99,317,730)
Change from Institutional Class Share Transactions	2,934,749	33,342,030	682,883	7,627,882	236,202	14,808,222	(154,750)	(8,674,298)
Change from Share Transactions	8,998,652	$102,277,238	7,219,040	$82,253,829	9,110	$155,761	(846,316)	$(36,832,260)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Global ESG Equity Fund				Touchstone Growth Opportunities Fund
For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021		For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

221,638	$6,082,210	396,735	$8,721,587	90,312	$4,093,708	87,918	$3,266,253
—	—	60,977	1,507,353	—	—	130,107	5,057,274
(735,878)	(20,253,166)	(2,085,406)	(46,097,121)	(57,959)	(2,593,070)	(162,699)	(6,232,248)
(514,240)	(14,170,956)	(1,627,694)	(35,868,181)	32,353	1,500,638	55,326	2,091,279

9,408	214,280	26,993	529,386	1,592	53,572	2,453	68,989
—	—	—	—	—	—	9,531	269,741
(73,517)	(1,664,539)	(246,181)	(4,330,629)	(8,330)	(272,459)	(78,433)	(2,196,413)
(64,109)	(1,450,259)	(219,188)	(3,801,243)	(6,738)	(218,887)	(66,449)	(1,857,683)

409,436	11,713,205	1,187,900	26,934,242	17,898	839,028	225,691	7,953,280
—	—	34,565	886,951	—	—	71,950	2,931,242
(962,377)	(27,453,926)	(2,286,476)	(50,260,030)	(70,200)	(3,248,977)	(498,231)	(18,257,698)
(552,941)	(15,740,721)	(1,064,011)	(22,438,837)	(52,302)	(2,409,949)	(200,590)	(7,373,176)

48,715	1,399,815	219,555	5,270,130	73,550	3,524,347	290,108	10,798,698
—	—	1,577	40,541	—	—	150,998	6,264,896
(76,464)	(2,181,502)	(975,584)	(21,943,439)	(152,587)	(7,365,087)	(2,070,981)	(78,984,848)
(27,749)	(781,687)	(754,452)	(16,632,768)	(79,037)	(3,840,740)	(1,629,875)	(61,921,254)
(1,159,039)	$(32,143,623)	(3,665,345)	$(78,741,029)	(105,724)	$(4,968,938)	(1,841,588)	$(69,060,834)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Mid Cap Growth Fund				Touchstone Sands Capital Emerging Markets Growth Fund
	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021		For the Six Months Ended September 30, 2021 (Unaudited)(A)		For the Year Ended March 31, 2021
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A(D)
Proceeds from Shares issued	188,258	$7,772,530	1,067,011	$34,084,944	592,018	$12,986,214	1,005,659	$20,130,781
Proceeds from Shares issued in connection with reorganization(C)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	541,386	19,879,699	—	—	—	—
Cost of Shares redeemed	(1,019,933)	(41,481,362)	(2,471,731)	(85,865,487)	(150,493)	(3,338,118)	(302,118)	(5,795,374)
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class A Share Transactions	(831,675)	(33,708,832)	(863,334)	(31,900,844)	441,525	9,648,096	703,541	14,335,407
Class B(D)
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Share conversion in connection with reorganization(C)	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class B Share Transactions	—	—	—	—	—	—	—	—
Class C
Proceeds from Shares issued	63,260	1,447,440	76,143	1,468,504	162,374	3,515,238	392,695	8,087,311
Proceeds from Shares issued in connection with reorganization(C)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	111,664	2,265,668	—	—	—	—
Cost of Shares redeemed	(171,067)	(3,855,800)	(713,332)	(13,647,825)	(36,641)	(800,212)	(32,579)	(574,799)
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class C Share Transactions	(107,807)	(2,408,360)	(525,525)	(9,913,653)	125,733	2,715,026	360,116	7,512,512
Class Y(E)
Proceeds from Shares issued	1,139,254	49,154,504	3,838,529	135,254,385	23,054,650	514,529,837	49,959,576	1,004,168,771
Proceeds from Shares issued in connection with reorganization(C)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	967,681	37,362,145	—	—	—	—
Cost of Shares redeemed	(1,723,989)	(75,062,935)	(4,940,786)	(175,997,171)	(11,805,823)	(261,602,421)	(18,838,544)	(356,921,406)
Change from Class Y Share Transactions	(584,735)	(25,908,431)	(134,576)	(3,380,641)	11,248,827	252,927,416	31,121,032	647,247,365
Institutional Class
Proceeds from Shares issued	3,016,274	132,122,802	7,022,230	257,938,408	23,007,606	512,335,589	76,112,190	1,483,255,179
Reinvestment of distributions	—	—	513,798	20,068,967	—	—	—	—
Cost of Shares redeemed	(4,220,332)	(186,511,050)	(11,629,901)	(432,407,355)	(46,880,770)	(1,064,547,906)	(19,830,368)	(360,985,578)
Change from Institutional Class Share Transactions	(1,204,058)	(54,388,248)	(4,093,873)	(154,399,980)	(23,873,164)	(552,212,317)	56,281,822	1,122,269,601
Class R6
Proceeds from Shares issued	633,125	28,808,921	120,268	4,562,600	36,920,998	841,009,056	—	—
Reinvestment of distributions	—	—	2,862	111,845	—	—	—	—
Cost of Shares redeemed	(18,500)	(813,355)	(8,652)	(337,843)	(50,154)	(1,118,885)	—	—
Change from Class R6 Share Transactions	614,625	27,995,566	114,478	4,336,602	36,870,844	839,890,171	—	—
Change from Share Transactions	(2,113,650)	$(88,418,305)	(5,502,830)	$(195,258,516)	24,813,765	$552,968,392	88,466,511	$1,791,364,885
(A)	Represents the period from commencement of operations (April 26, 2021) through September 30, 2021 for Class R6.
(B)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021 for Institutional Class.
(C)	See Note 9 in Notes to Financial Statements
(D)	Effective July 16, 2021, Class B shares of the AIG Strategic Bond Fund were reorganized into Class A shares of the Touchstone Strategic Income Opportunities Fund.
(E)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Touchstone Strategic Income Opportunities Fund.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2021 (Unaudited)(B)		For the Year Ended March 31, 2021(C)
Shares	Dollars	Shares	Dollars

3,578,410	$12,549,752	11,723,775	$40,489,625
26,968,139	94,970,590	—	—
659,861	2,315,287	1,375,200	4,733,156
(20,270,715)	(71,164,671)	(10,140,821)	(35,002,379)
—	—	1,474,886	5,083,563
10,935,695	38,670,958	4,433,040	15,303,965

27,227	94,973	2,206,559	7,531,595
22,615	79,292	99,176	340,859
(3,685,534)	(12,956,491)	—	—
(423,691)	(1,483,312)	(2,218,556)	(7,622,904)
—	—	(287,296)	(976,210)
(4,059,383)	(14,265,538)	(200,117)	(726,660)

315,704	1,111,355	3,688,032	12,667,482
9,310,842	32,869,573	—	—
88,944	312,881	278,824	960,806
(3,574,694)	(12,584,021)	(7,168,100)	(24,718,370)
—	—	(1,184,165)	(4,107,353)
6,140,796	21,709,788	(4,385,409)	(15,197,435)

4,954,018	17,321,878	34,392,953	118,154,325
26,820,573	94,266,176	—	—
468,310	1,638,970	939,055	3,234,705
(30,930,534)	(108,394,394)	(23,435,348)	(79,759,984)
1,312,367	4,832,630	11,896,660	41,629,046

62,724	219,538	—	—
107	373	—	—
—	—	—	—
62,831	219,911	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
14,392,306	$51,167,749	11,744,174	$41,008,916

Financial Highlights
Touchstone Flexible Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.11	$10.05	$10.75	$10.81	$10.71	$10.58
Income (loss) from investment operations:
Net investment income	0.17	0.41	0.34	0.39	0.26	0.30
Net realized and unrealized gains (losses) on investments	0.15	1.16	(0.68)	(0.01)	0.11	0.11
Total from investment operations	0.32	1.57	(0.34)	0.38	0.37	0.41
Distributions from:
Net investment income	(0.17)	(0.41)	(0.36)	(0.38)	(0.27)	(0.28)
Realized capital gains	—	(0.10)	—	(0.06)	—	—
Total distributions	(0.17)	(0.51)	(0.36)	(0.44)	(0.27)	(0.28)
Net asset value at end of period	$11.26	$11.11	$10.05	$10.75	$10.81	$10.71
Total return(A)	2.92%(B)	15.72%	(3.33%)	3.59%	3.46%	3.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$121,572	$121,317	$99,460	$110,460	$136,609	$49,544
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.04%(C)	1.04%	1.05%(D)	1.04%	1.06%(D)	1.10%(D)
Gross expenses (including dividend and interest expense on securities sold short)	1.06%(C)	1.09%	1.14%(E)	1.11%	1.14%(E)	1.30%(E)
Net investment income	3.10%(C)	3.79%	3.12%	3.50%	2.60%	2.74%
Portfolio turnover rate	23%(B)	103%	136%	171%	100%(F)	127%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.04%, 1.06% and 1.09% for the years ended March 31, 2020, 2018 and 2017, respectively.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.13%, 1.14% and 1.29% for the years ended March 31, 2020, 2018 and 2017, respectively.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Flexible Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.94	$9.90	$10.60	$10.67	$10.57	$10.44
Income (loss) from investment operations:
Net investment income	0.12	0.32	0.24	0.30	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.15	1.15	(0.66)	(0.01)	0.09	0.13
Total from investment operations	0.27	1.47	(0.42)	0.29	0.29	0.33
Distributions from:
Net investment income	(0.13)	(0.33)	(0.28)	(0.30)	(0.19)	(0.20)
Realized capital gains	—	(0.10)	—	(0.06)	—	—
Total distributions	(0.13)	(0.43)	(0.28)	(0.36)	(0.19)	(0.20)
Net asset value at end of period	$11.08	$10.94	$9.90	$10.60	$10.67	$10.57
Total return(A)	2.49%(B)	14.89%	(4.09%)	2.77%	2.73%	3.22%
Ratios and supplemental data:
Net assets at end of period (000's)	$41,307	$44,389	$50,767	$66,926	$100,800	$55,043
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.79%(C)	1.79%	1.80%(D)	1.79%	1.81%(D)	1.85%(D)
Gross expenses (including dividend and interest expense on securities sold short)	1.84%(C)	1.85%	1.91%(E)	1.86%	1.89%(E)	2.00%(E)
Net investment income	2.35%(C)	3.04%	2.37%	2.75%	1.85%	1.99%
Portfolio turnover rate	23%(B)	103%	136%	171%	100%(F)	127%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class C was 1.79%, 1.81% and 1.84% for the years ended March 31, 2020, 2018 and 2017, respectively.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class C was 1.90%, 1.89% and 1.99% for the years ended March 31, 2020, 2018 and 2017, respectively.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Flexible Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.15	$10.08	$10.78	$10.85	$10.75	$10.61
Income (loss) from investment operations:
Net investment income	0.19	0.44	0.37	0.42	0.31	0.32
Net realized and unrealized gains (losses) on investments	0.15	1.17	(0.68)	(0.02)	0.09	0.13
Total from investment operations	0.34	1.61	(0.31)	0.40	0.40	0.45
Distributions from:
Net investment income	(0.19)	(0.44)	(0.39)	(0.41)	(0.30)	(0.31)
Realized capital gains	—	(0.10)	—	(0.06)	—	—
Total distributions	(0.19)	(0.54)	(0.39)	(0.47)	(0.30)	(0.31)
Net asset value at end of period	$11.30	$11.15	$10.08	$10.78	$10.85	$10.75
Total return	3.04%(A)	16.07%	(3.07%)	3.75%	3.71%	4.28%
Ratios and supplemental data:
Net assets at end of period (000's)	$669,210	$587,810	$464,910	$459,861	$628,693	$464,002
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.79%(B)	0.79%	0.80%(C)	0.79%	0.82%(C)	0.85%(C)
Gross expenses (including dividend and interest expense on securities sold short)	0.80%(B)	0.83%	0.87%(D)	0.84%	0.90%(D)	1.00%(D)
Net investment income	3.35%(B)	4.04%	3.37%	3.75%	2.84%	2.99%
Portfolio turnover rate	23%(A)	103%	136%	171%	100%(E)	127%
(A)	Not annualized.
(B)	Annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 0.79%, 0.82% and 0.84% for the years ended March 31, 2020, 2018 and 2017, respectively.
(D)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 0.86%, 0.90% and 0.99% for the years ended March 31, 2020, 2018 and 2017, respectively.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Flexible Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.14	$10.08	$10.78	$10.84	$10.74	$10.60
Income (loss) from investment operations:
Net investment income	0.17	0.45	0.40	0.44	0.33	0.33
Net realized and unrealized gains (losses) on investments	0.17	1.16	(0.70)	(0.02)	0.08	0.13
Total from investment operations	0.34	1.61	(0.30)	0.42	0.41	0.46
Distributions from:
Net investment income	(0.19)	(0.45)	(0.40)	(0.42)	(0.31)	(0.32)
Realized capital gains	—	(0.10)	—	(0.06)	—	—
Total distributions	(0.19)	(0.55)	(0.40)	(0.48)	(0.31)	(0.32)
Net asset value at end of period	$11.29	$11.14	$10.08	$10.78	$10.84	$10.74
Total return	3.10%(A)	16.19%	(3.02%)	3.95%	3.81%	4.28%
Ratios and supplemental data:
Net assets at end of period (000's)	$69,741	$36,136	$25,798	$59,138	$86,578	$104,631
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.69%(B)	0.69%	0.70%(C)	0.69%	0.72%(C)	0.75%(C)
Gross expenses (including dividend and interest expense on securities sold short)	0.78%(B)	0.84%	0.88%(D)	0.82%	0.86%(D)	0.92%(D)
Net investment income	3.45%(B)	4.14%	3.47%	3.85%	2.94%	3.09%
Portfolio turnover rate	23%(A)	103%	136%	171%	100%(E)	127%
(A)	Not annualized.
(B)	Annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Institutional Class was 0.69%, 0.72% and 0.74% for the years ended March 31, 2020, 2018 and 2017, respectively.
(D)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Institutional Class was 0.87%, 0.86% and 0.91% for the years ended March 31, 2020, 2018 and 2017, respectively.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$58.43	$36.45	$42.68	$42.93	$41.47	$36.68
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.06)	(0.02)	0.14	0.14	0.17	0.15
Net realized and unrealized gains (losses) on investments	4.74	24.92	(3.56)	1.39	4.02	5.12
Total from investment operations	4.68	24.90	(3.42)	1.53	4.19	5.27
Distributions from:
Net investment income	—	—	(0.10)	(0.01)	—	(0.14)
Realized capital gains	—	(2.92)	(2.71)	(1.77)	(2.73)	(0.34)
Total distributions	—	(2.92)	(2.81)	(1.78)	(2.73)	(0.48)
Net asset value at end of period	$63.11	$58.43	$36.45	$42.68	$42.93	$41.47
Total return(B)	8.01%(C)	69.38%	(9.14%)	3.82%	10.13%	14.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$52,889	$48,419	$27,889	$55,399	$167,354	$425,366
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.16%(D)(E)	1.22%(E)	1.20%(F)	1.20%	1.20%	1.20%
Gross expenses (including liquidity provider expenses)	1.16%(D)(G)	1.22%(G)	1.19%	1.32%	1.29%	1.28%
Net investment income (loss)	(0.18%)(D)	(0.05%)	0.31%	0.32%	0.40%	0.39%
Portfolio turnover rate	5%(C)(H)	18%(H)	13%	12%	8%(H)	20%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.15% for the six months ended September 30, 2021 and 1.20% for the year ended March 31, 2021.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.15% for the six months ended September 30, 2021 and 1.20% for the year ended March 31, 2021.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$53.97	$34.06	$40.26	$40.89	$39.90	$35.54
Income (loss) from investment operations:
Net investment loss(A)	(0.28)	(0.36)	(0.18)	(0.18)	(0.14)	(0.13)
Net realized and unrealized gains (losses) on investments	4.39	23.19	(3.31)	1.32	3.86	4.94
Total from investment operations	4.11	22.83	(3.49)	1.14	3.72	4.81
Distributions from:
Net investment income	—	—	—	—	—	(0.11)
Realized capital gains	—	(2.92)	(2.71)	(1.77)	(2.73)	(0.34)
Total distributions	—	(2.92)	(2.71)	(1.77)	(2.73)	(0.45)
Net asset value at end of period	$58.08	$53.97	$34.06	$40.26	$40.89	$39.90
Total return(B)	7.62%(C)	68.10%	(9.80%)	3.03%	9.34%	13.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,260	$25,241	$21,961	$33,875	$41,635	$53,776
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.93%(D)(E)	1.96%(E)	1.95%	1.95%	1.94%	1.95%
Gross expenses (including liquidity provider expenses)	1.93%(D)(F)	1.96%(F)	1.98%	1.95%	1.94%	1.97%
Net investment loss	(0.95%)(D)	(0.79%)	(0.44%)	(0.43%)	(0.34%)	(0.36%)
Portfolio turnover rate	5%(C)(G)	18%(G)	13%	12%	8%(G)	20%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C were 1.92% for the six months ended September 30, 2021 and 1.94% for the year ended March 31, 2021.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C were 1.92% for the six months ended September 30, 2021 and 1.94% for the year ended March 31, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$59.10	$36.82	$43.12	$43.50	$42.21	$37.29
Income (loss) from investment operations:
Net investment income(A)	0.04	0.13	0.26	0.27	0.31	0.27
Net realized and unrealized gains (losses) on investments	4.79	25.21	(3.58)	1.39	4.08	5.22
Total from investment operations	4.83	25.34	(3.32)	1.66	4.39	5.49
Distributions from:
Net investment income	—	(0.14)	(0.27)	(0.27)	(0.37)	(0.23)
Realized capital gains	—	(2.92)	(2.71)	(1.77)	(2.73)	(0.34)
Total distributions	—	(3.06)	(2.98)	(2.04)	(3.10)	(0.57)
Net asset value at end of period	$63.93	$59.10	$36.82	$43.12	$43.50	$42.21
Total return	8.17%(B)	69.89%	(8.86%)	4.13%	10.43%	14.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,133,345	$1,058,713	$680,934	$879,704	$972,273	$974,660
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.87%(C)(D)	0.91%(D)	0.91%	0.91%	0.91%	0.92%
Gross expenses (including liquidity provider expenses)	0.87%(C)(E)	0.91%(E)	0.91%	0.91%	0.91%	0.92%
Net investment income	0.11%(C)	0.27%	0.60%	0.61%	0.69%	0.68%
Portfolio turnover rate	5%(B)(F)	18%(F)	13%	12%	8%(F)	20%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 0.86% for the six months ended September 30, 2021 and 0.89% for the year ended March 31, 2021.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.86% for the six months ended September 30, 2021 and 0.89% for the year ended March 31, 2021.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$59.38	$36.98	$43.30	$43.68	$42.38	$37.45
Income (loss) from investment operations:
Net investment income(A)	0.04	0.16	0.30	0.30	0.34	0.30
Net realized and unrealized gains (losses) on investments	4.82	25.33	(3.60)	1.39	4.11	5.24
Total from investment operations	4.86	25.49	(3.30)	1.69	4.45	5.54
Distributions from:
Net investment income	—	(0.17)	(0.31)	(0.30)	(0.42)	(0.27)
Realized capital gains	—	(2.92)	(2.71)	(1.77)	(2.73)	(0.34)
Total distributions	—	(3.09)	(3.02)	(2.07)	(3.15)	(0.61)
Net asset value at end of period	$64.24	$59.38	$36.98	$43.30	$43.68	$42.38
Total return	8.19%(B)	70.00%	(8.79%)	4.20%	10.54%	14.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,753	$15,323	$15,267	$29,382	$22,556	$41,389
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.84%(C)(D)	0.85%(D)	0.83%	0.83%	0.83%	0.83%
Gross expenses (including liquidity provider expenses)	0.87%(C)(E)	0.94%(E)	0.92%	0.92%	0.92%	0.88%
Net investment income	0.14%(C)	0.32%	0.68%	0.69%	0.77%	0.76%
Portfolio turnover rate	5%(B)(F)	18%(F)	13%	12%	8%(F)	20%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class were 0.83% for the six months ended September 30, 2021 and 0.83% for the year ended March 31, 2021.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class were 0.86% for the six months ended September 30, 2021 and 0.92% for the year ended March 31, 2021.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Global ESG Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$26.16	$16.84	$19.94	$22.01	$21.52	$18.98
Income (loss) from investment operations:
Net investment income	0.10	0.14(A)	0.17(A)	0.15	0.03	0.18
Net realized and unrealized gains (losses) on investments	0.49	9.26	(2.78)	(0.29)	3.37	2.47
Total from investment operations	0.59	9.40	(2.61)	(0.14)	3.40	2.65
Distributions from:
Net investment income	—	(0.08)	(0.15)	(0.17)	(0.17)	(0.11)
Realized capital gains	—	—	(0.34)	(1.76)	(2.74)	—
Total distributions	—	(0.08)	(0.49)	(1.93)	(2.91)	(0.11)
Net asset value at end of period	$26.75	$26.16	$16.84	$19.94	$22.01	$21.52
Total return(B)	2.26%(C)	55.86%	13.61%	(0.37%)	15.57%	14.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$494,087	$496,574	$347,021	$445,608	$485,413	$113,062
Ratio to average net assets:
Net expenses	1.15%(D)	1.12%	1.17%	1.17%	1.19%	1.24%
Gross expenses	1.15%(D)	1.12%	1.18%	1.17%	1.22%	1.36%
Net investment income	0.70%(D)	0.63%	0.84%	0.70%	0.58%	0.83%
Portfolio turnover rate	15%(C)	62%	60%	40%	72%(E)	53%
Touchstone Global ESG Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$21.59	$13.97	$16.65	$18.68	$18.62	$16.47
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.04)(A)	—(A)(F)	(0.06)	(0.05)	0.01
Net realized and unrealized gains (losses) on investments	0.41	7.66	(2.31)	(0.21)	2.85	2.15
Total from investment operations	0.40	7.62	(2.31)	(0.27)	2.80	2.16
Distributions from:
Net investment income	—	—	(0.03)	—	—	(0.01)
Realized capital gains	—	—	(0.34)	(1.76)	(2.74)	—
Total distributions	—	—	(0.37)	(1.76)	(2.74)	(0.01)
Net asset value at end of period	$21.99	$21.59	$13.97	$16.65	$18.68	$18.62
Total return(B)	1.85%(C)	54.55%	(14.34%)	(1.18%)	14.75%	13.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,515	$7,782	$8,099	$14,926	$37,513	$48,055
Ratio to average net assets:
Net expenses	1.99%(D)	1.99%	1.99%	1.99%	1.99%	1.99%
Gross expenses	2.11%(D)	2.14%	2.14%	2.03%	2.05%	2.12%
Net investment income (loss)	(0.14%)(D)	(0.24%)	0.02%	(0.12%)	(0.23%)	0.08%
Portfolio turnover rate	15%(C)	62%	60%	40%	72%(E)	53%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Global ESG Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$27.16	$17.48	$20.66	$22.75	$22.11	$19.49
Income (loss) from investment operations:
Net investment income	0.14	0.20(A)	0.24(A)	0.21	0.16	0.20
Net realized and unrealized gains (losses) on investments	0.51	9.62	(2.88)	(0.31)	3.41	2.58
Total from investment operations	0.65	9.82	(2.64)	(0.10)	3.57	2.78
Distributions from:
Net investment income	—	(0.14)	(0.20)	(0.23)	(0.19)	(0.16)
Realized capital gains	—	—	(0.34)	(1.76)	(2.74)	—
Total distributions	—	(0.14)	(0.54)	(1.99)	(2.93)	(0.16)
Net asset value at end of period	$27.81	$27.16	$17.48	$20.66	$22.75	$22.11
Total return	2.39%(B)	56.22%	(13.37%)	(0.09%)	15.90%	14.30%
Ratios and supplemental data:
Net assets at end of period (000's)	$171,806	$182,806	$136,239	$207,080	$189,837	$112,790
Ratio to average net assets:
Net expenses	0.90%(C)	0.90%	0.90%	0.90%	0.94%	0.99%
Gross expenses	0.91%(C)	0.93%	0.94%	0.93%	0.99%	1.09%
Net investment income	0.95%(C)	0.85%	1.11%	0.97%	0.82%	1.08%
Portfolio turnover rate	15%(B)	62%	60%	40%	72%(D)	53%
Touchstone Global ESG Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$27.20	$17.50	$20.68	$22.77	$22.13	$19.50
Income (loss) from investment operations:
Net investment income	0.14	0.19(A)	0.24(A)	0.22	0.20	0.19
Net realized and unrealized gains (losses) on investments	0.52	9.64	(2.88)	(0.32)	3.38	2.61
Total from investment operations	0.66	9.83	(2.64)	(0.10)	3.58	2.80
Distributions from:
Net investment income	—	(0.13)	(0.20)	(0.23)	(0.20)	(0.17)
Realized capital gains	—	—	(0.34)	(1.76)	(2.74)	—
Total distributions	—	(0.13)	(0.54)	(1.99)	(2.94)	(0.17)
Net asset value at end of period	$27.86	$27.20	$17.50	$20.68	$22.77	$22.13
Total return	2.43%(B)	56.21%	(13.35%)	(0.10%)	15.95%	14.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,817	$13,271	$21,739	$44,382	$42,196	$29,679
Ratio to average net assets:
Net expenses	0.89%(C)	0.89%	0.89%	0.89%	0.89%	0.89%
Gross expenses	0.95%(C)	0.97%	0.95%	0.93%	1.01%	1.11%
Net investment income	0.96%(C)	0.86%	1.12%	0.98%	0.87%	1.18%
Portfolio turnover rate	15%(B)	62%	60%	40%	72%(D)	53%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Growth Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$41.07	$27.94	$32.71	$32.79	$30.20	$27.35
Income (loss) from investment operations:
Net investment loss	(0.06)(A)	(0.20)	(0.04)	(0.05)	(0.11)	(—)(B)
Net realized and unrealized gains on investments	4.11	17.44	0.99	3.10	5.89	3.86
Total from investment operations	4.05	17.24	0.95	3.05	5.78	3.86
Distributions from:
Realized capital gains	—	(4.11)	(5.72)	(3.13)	(3.19)	(1.01)
Net asset value at end of period	$45.12	$41.07	$27.94	$32.71	$32.79	$30.20
Total return(C)	9.86%(D)	62.56%	0.63%	10.40%	19.51%	14.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$63,946	$56,877	$37,150	$42,404	$39,901	$38,752
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.24%(E)	1.24%	1.25%(F)	1.24%	1.24%	0.99%
Gross expenses (including liquidity provider expenses)	1.30%(E)	1.34%	1.41%(G)	1.37%	1.38%	1.09%
Net investment income (loss)	(0.26%)(E)	(0.55%)	(0.12%)	(0.17%)	(0.32%)	1.08%
Portfolio turnover rate	22%(D)(H)	65%	101%(H)	94%(H)	86%	53%
Touchstone Growth Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$29.84	$21.19	$26.18	$27.08	$25.60	$23.51
Income (loss) from investment operations:
Net investment loss	(0.16)(A)	(0.77)	(0.23)	(0.49)	(0.29)	(0.23)
Net realized and unrealized gains on investments	2.98	13.53	0.96	2.72	4.96	3.33
Total from investment operations	2.82	12.76	0.73	2.23	4.67	3.10
Distributions from:
Realized capital gains	—	(4.11)	(5.72)	(3.13)	(3.19)	(1.01)
Net asset value at end of period	$32.66	$29.84	$21.19	$26.18	$27.08	$25.60
Total return(C)	9.45%(D)	61.29%	(0.09%)	9.54%	18.65%	13.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,808	$1,853	$2,724	$3,863	$8,680	$8,574
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.99%(E)	1.99%	2.00%(F)	1.99%	1.99%	1.99%
Gross expenses (including liquidity provider expenses)	2.78%(E)	2.70%	2.61%(G)	2.32%	2.29%	2.26%
Net investment loss	(1.01%)(E)	(1.30%)	(0.87%)	(0.92%)	(1.07%)	(0.76%)
Portfolio turnover rate	22%(D)(H)	65%	101%(H)	94%(H)	86%	90%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.24% and for Class C was 1.99% for the year ended March 31, 2020.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.40% and for Class C was 2.60% for the year ended March 31, 2020.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Growth Opportunities Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$43.08	$29.11	$33.78	$33.69	$30.87	$27.90
Income (loss) from investment operations:
Net investment income (loss)	(—)(A)	(0.12)	0.04	0.03	(0.02)	0.10
Net realized and unrealized gains on investments	4.31	18.20	1.01	3.19	6.03	3.91
Total from investment operations	4.31	18.08	1.05	3.22	6.01	4.01
Distributions from:
Net investment income	—	—	—	—(B)	—	(0.03)
Realized capital gains	—	(4.11)	(5.72)	(3.13)	(3.19)	(1.01)
Total distributions	—	(4.11)	(5.72)	(3.13)	(3.19)	(1.04)
Net asset value at end of period	$47.39	$43.08	$29.11	$33.78	$33.69	$30.87
Total return	10.01%(C)	62.93%	0.92%	10.67%	19.80%	14.64%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,337	$30,742	$26,610	$43,703	$47,554	$47,222
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.99%(D)	0.99%	1.00%(E)	0.99%	0.99%	0.99%
Gross expenses (including liquidity provider expenses)	1.09%(D)	1.13%	1.14%(F)	1.08%	1.07%	1.07%
Net investment income (loss)	(0.01%)(D)	(0.30%)	0.13%	0.08%	(0.07%)	0.24%
Portfolio turnover rate	22%(C)(G)	65%	101%(G)	94%(G)	86%	90%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.99% for the year ended March 31, 2020
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 1.13% for the year ended March 31, 2020.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Growth Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$43.90	$29.58	$34.22	$34.08	$31.16	$28.15
Income (loss) from investment operations:
Net investment income (loss)	0.02(A)	(0.06)	0.06	0.09	0.01	0.12
Net realized and unrealized gains on investments	4.39	18.49	1.02	3.21	6.10	3.96
Total from investment operations	4.41	18.43	1.08	3.30	6.11	4.08
Distributions from:
Net investment income	—	—	—	(0.03)	—	(0.06)
Realized capital gains	—	(4.11)	(5.72)	(3.13)	(3.19)	(1.01)
Total distributions	—	(4.11)	(5.72)	(3.16)	(3.19)	(1.07)
Net asset value at end of period	$48.31	$43.90	$29.58	$34.22	$34.08	$31.16
Total return	10.05%(B)	63.13%	1.00%	10.79%	19.94%	14.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$74,827	$71,461	$96,361	$71,406	$185,831	$150,038
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.89%(C)	0.89%	0.90%(D)	0.89%	0.89%	0.89%
Gross expenses (including liquidity provider expenses)	1.01%(C)	1.03%	1.05%(E)	1.01%	1.01%	1.00%
Net investment income (loss)	0.09%(C)	(0.20%)	0.23%	0.18%	0.03%	0.34%
Portfolio turnover rate	22%(B)(F)	65%	101%(F)	94%(F)	86%	90%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.89% for the year ended March 31, 2020.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 1.04% for the year ended March 31, 2020.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$37.71	$24.89	$29.26	$28.05	$25.91	$23.28
Income (loss) from investment operations:
Net investment loss	(0.14)	(0.28)	(0.07)	(0.09)	(0.08)(A)	(0.06)
Net realized and unrealized gains (losses) on investments	4.54	15.64	(2.06)	3.36	4.95	3.31
Total from investment operations	4.40	15.36	(2.13)	3.27	4.87	3.25
Distributions from:
Net investment income	—	—	(0.01)	—	—	—
Realized capital gains	—	(2.54)	(2.23)	(2.06)	(2.73)	(0.62)
Total distributions	—	(2.54)	(2.24)	(2.06)	(2.73)	(0.62)
Net asset value at end of period	$42.11	$37.71	$24.89	$29.26	$28.05	$25.91
Total return(B)	11.67%(C)	61.98%	(8.78%)	12.77%	19.28%	14.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$325,034	$322,432	$234,307	$262,492	$218,727	$225,381
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.21%(D)(E)	1.23%(E)	1.25%	1.27%	1.29%	1.30%
Gross expenses (including liquidity provider expenses)	1.21%(D)(F)	1.23%(F)	1.25%	1.27%	1.29%	1.30%
Net investment loss	(0.72%)(D)	(0.75%)	(0.24%)	(0.35%)	(0.29%)	(0.26%)
Portfolio turnover rate	26%(C)(G)	65%(G)	82%	71%	76%	95%
(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.19% for the six months ended September 30, 2021 and 1.22% for the year ended March 31, 2021.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.19% for the six months ended September 30, 2021 and 1.22% for the year ended March 31, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$20.79	$14.56	$18.08	$18.27	$17.84	$16.33
Income (loss) from investment operations:
Net investment loss	(0.32)	(0.78)	(0.32)	(0.49)	(0.20)(A)	(0.22)
Net realized and unrealized gains (losses) on investments	2.64	9.55	(0.97)	2.36	3.36	2.35
Total from investment operations	2.32	8.77	(1.29)	1.87	3.16	2.13
Distributions from:
Realized capital gains	—	(2.54)	(2.23)	(2.06)	(2.73)	(0.62)
Net asset value at end of period	$23.11	$20.79	$14.56	$18.08	$18.27	$17.84
Total return(B)	11.16%(C)	60.65%	(9.55%)	11.91%	18.38%	13.28%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,567	$18,939	$20,918	$32,831	$90,502	$113,153
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	2.06%(D)(E)	2.07%(E)	2.07%	2.04%	2.04%	2.06%
Gross expenses (including liquidity provider expenses)	2.06%(D)(F)	2.07%(F)	2.07%	2.04%	2.04%	2.06%
Net investment loss	(1.56%)(D)	(1.59%)	(1.06%)	(1.12%)	(1.04%)	(1.02%)
Portfolio turnover rate	26%(C)(G)	65%(G)	82%	71%	76%	95%
(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C were 2.04% for the six months ended September 30, 2021 and 2.06% for the year ended March 31, 2021.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C were 2.04% for the six months ended September 30, 2021 and 2.06% for the year ended March 31, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$39.68	$26.04	$30.50	$29.07	$26.70	$23.92
Income (loss) from investment operations:
Net investment loss	(0.10)	(0.18)	(—)(A)	(0.03)	(0.01)(B)	(—)(A)
Net realized and unrealized gains (losses) on investments	4.78	16.36	(2.17)	3.52	5.11	3.40
Total from investment operations	4.68	16.18	(2.17)	3.49	5.10	3.40
Distributions from:
Net investment income	—	—	(0.06)	—	—	—
Realized capital gains	—	(2.54)	(2.23)	(2.06)	(2.73)	(0.62)
Total distributions	—	(2.54)	(2.29)	(2.06)	(2.73)	(0.62)
Net asset value at end of period	$44.36	$39.68	$26.04	$30.50	$29.07	$26.70
Total return	11.80%(C)	62.40%	(8.58%)	13.05%	19.62%	14.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$690,939	$641,218	$424,403	$452,407	$375,617	$311,865
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.98%(D)(E)	0.99%(E)	1.01%	1.02%	1.02%	1.06%
Gross expenses (including liquidity provider expenses)	0.98%(D)(F)	0.99%(F)	1.01%	1.02%	1.02%	1.06%
Net investment loss	(0.49%)(D)	(0.52%)	(—%)(A)	(0.10%)	(0.02%)	(0.02%)
Portfolio turnover rate	26%(C)(G)	65%(G)	82%	71%	76%	95%
(A)	Less than $0.005 per share or 0.005%.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 0.96% for the six months ended September 30, 2021 and 0.98% for the year ended March 31, 2021.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.96% for the six months ended September 30, 2021 and 0.98% for the year ended March 31, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$40.16	$26.32	$30.79	$29.32	$26.90	$24.07
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.20)	0.01	(0.01)	(—)(A)(B)	0.10
Net realized and unrealized gains (losses) on investments	4.80	16.58	(2.18)	3.54	5.15	3.35
Total from investment operations	4.76	16.38	(2.17)	3.53	5.15	3.45
Distributions from:
Net investment income	—	—	(0.07)	—	—	—
Realized capital gains	—	(2.54)	(2.23)	(2.06)	(2.73)	(0.62)
Total distributions	—	(2.54)	(2.30)	(2.06)	(2.73)	(0.62)
Net asset value at end of period	$44.92	$40.16	$26.32	$30.79	$29.32	$26.90
Total return	11.85%(C)	62.50%	(8.49%)	13.10%	19.62%	14.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$372,603	$381,463	$357,769	$349,865	$95,176	$44,236
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.88%(D)(E)	0.91%(E)	0.94%	0.97%(F)	0.99%	0.99%
Gross expenses (including liquidity provider expenses)	0.92%(D)(G)	0.92%(G)	0.94%	0.97%	0.99%	1.00%
Net investment income (loss)	(0.39%)(D)	(0.44%)	0.06%	(0.06%)	0.01%	0.05%
Portfolio turnover rate	26%(C)(H)	65%(H)	82%	71%	76%	95%
(A)	Less than $0.005 per share or 0.005%.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class were 0.86% for the six months ended September 30, 2021 and 0.90% for the year ended March 31, 2021.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class were 0.90% for the six months ended September 30, 2021 and 0.91% for the year ended March 31, 2021.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund—Class R6
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Period Ended March 31, 2020(A)

Net asset value at beginning of period	$40.18	$26.32	$35.72(B)
Income (loss) from investment operations:
Net investment loss	(0.10)	(0.11)	(—)(C)
Net realized and unrealized gains (losses) on investments	4.89	16.51	(9.40)
Total from investment operations	4.79	16.40	(9.40)
Distributions from:
Realized capital gains	—	(2.54)	—
Net asset value at end of period	$44.97	$40.18	$26.32
Total return	11.92%(D)	62.58%	(26.32%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$32,791	$4,603	$2
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.79%(E)(F)	0.85%(F)	0.89%
Gross expenses (including liquidity provider expenses)	0.94%(E)(G)	1.47%(G)	1,279.20%
Net investment loss	(0.30%)(E)	(0.37%)	(0.02%)
Portfolio turnover rate	26%(D)(H)	65%(H)	82%
(A)	Represents the period from commencement of operations (February 10, 2020) through March 31, 2020.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on February 10, 2020.
(C)	Less than 0.005%.
(D)	Not annualized.
(E)	Annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class R6 were 0.77% for the six months ended September 30, 2021 and 0.84% for the year ended March 31, 2021.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class R6 were 0.92% for the six months ended September 30, 2021 and 1.46% for the year ended March 31, 2021.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,		Period Ended March 31, 2019(A)
		2021	2020
Net asset value at beginning of period	$21.25	$11.36	$13.15	$11.21(B)
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.13)	0.05(C)	(0.01)
Net realized and unrealized gains (losses) on investments	0.96	10.02	(1.77)	1.95
Total from investment operations	0.84	9.89	(1.72)	1.94
Distributions from:
Net investment income	—	—	(0.07)	—
Net asset value at end of period	$22.09	$21.25	$11.36	$13.15
Total return(D)	3.95%(E)	87.06%	(13.19%)	17.31%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,926	$20,369	$2,897	$1,349
Ratio to average net assets:
Net expenses	1.60%(F)(G)	1.60%	1.60%	1.60%(F)
Gross expenses	1.57%(F)	1.77%	2.62%	4.89%(F)
Net investment income (loss)	(1.03%)(F)	(1.22%)	0.35%	(0.94%)(F)
Portfolio turnover rate	11%(E)	27%	20%	31%
Touchstone Sands Capital Emerging Markets Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,		Period Ended March 31, 2019(A)
		2021	2020
Net asset value at beginning of period	$20.91	$11.26	$13.11	$11.21(B)
Income (loss) from investment operations:
Net investment loss	(0.18)	(0.14)	(0.05)(C)	(0.04)
Net realized and unrealized gains (losses) on investments	0.92	9.79	(1.75)	1.94
Total from investment operations	0.74	9.65	(1.80)	1.90
Distributions from:
Net investment income	—	—	(0.05)	—
Net asset value at end of period	$21.65	$20.91	$11.26	$13.11
Total return(D)	3.54%(E)	85.70%	(13.81%)	16.95%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$12,703	$9,637	$1,135	$59
Ratio to average net assets:
Net expenses	2.35%(F)	2.35%	2.35%	2.35%(F)
Gross expenses	2.40%(F)	2.82%	5.24%	57.88%(F)
Net investment loss	(1.78%)(F)	(1.97%)	(0.40%)	(1.69%)(F)
Portfolio turnover rate	11%(E)	27%	20%	31%
(A)	Represents the period from commencement of operations (November 16, 2018) through March 31, 2019.
(B)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on November 16, 2018.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Net expenses include amounts eligible for recoupment by the Advisor.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$21.36	$11.38	$13.16	$13.56	$10.70	$9.40
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.11)	0.08(A)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	0.96	10.09	(1.77)	(0.37)	2.92	1.33
Total from investment operations	0.88	9.98	(1.69)	(0.40)	2.86	1.30
Distributions from:
Net investment income	—	—	(0.09)	—	—	—
Net asset value at end of period	$22.24	$21.36	$11.38	$13.16	$13.56	$10.70
Total return	4.17%(B)	87.71%	(12.96%)	(3.02%)	26.82%	13.83%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,770,999	$1,460,473	$423,992	$318,093	$207,209	$103,467
Ratio to average net assets:
Net expenses	1.25%(C)	1.26%	1.33%(D)	1.35%(D)	1.47%	1.49%
Gross expenses	1.25%(C)	1.26%	1.31%	1.35%	1.49%	1.55%
Net investment income (loss)	(0.68%)(C)	(0.88%)	0.62%	(0.45%)	(0.73%)	(0.49%)
Portfolio turnover rate	11%(B)	27%	20%	31%	27%	49%
Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$21.47	$11.43	$13.21	$13.61	$10.73	$9.41
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.11)	0.09(A)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	0.96	10.15	(1.77)	(0.37)	2.94	1.35
Total from investment operations	0.89	10.04	(1.68)	(0.40)	2.88	1.32
Distributions from:
Net investment income	—	—	(0.10)	—	—	—
Net asset value at end of period	$22.36	$21.47	$11.43	$13.21	$13.61	$10.73
Total return	4.19%(B)	87.79%	(12.87%)	(2.94%)	26.84%	14.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,453,042	$2,867,373	$883,508	$524,670	$374,452	$182,402
Ratio to average net assets:
Net expenses	1.19%(C)	1.21%(D)	1.25%(D)	1.25%	1.37%	1.39%
Gross expenses	1.19%(C)	1.20%	1.24%	1.27%	1.41%	1.46%
Net investment income (loss)	(0.62%)(C)	(0.83%)	0.70%	(0.35%)	(0.63%)	(0.39%)
Portfolio turnover rate	11%(B)	27%	20%	31%	27%	49%
(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Net expenses include amounts recouped by the Advisor.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund—Class R6
Selected Data for a Share Outstanding Throughout The Period
Period Ended September 30, 2021 (Unaudited)(A)

Net asset value at beginning of period	$22.37
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	—
Total from investment operations	(0.01)
Net asset value at end of period	$22.36
Total return	(0.04%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$824,489
Ratio to average net assets:
Net expenses	1.17%(C)
Gross expenses	1.17%(C)
Net investment loss	(0.60%)(C)
Portfolio turnover rate	11%(B)
(A)	Represents the period from commencement of operations (April 26, 2021) through September 30, 2021.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$3.47	$3.15	$3.31	$3.38	$3.40	$3.27
Income (loss) from investment operations:
Net investment income(A)	0.05	0.10	0.11	0.13	0.11	0.10
Net realized and unrealized gains (losses) on investments	0.02	0.33	(0.15)	(0.04)	(0.03)	0.14
Total from investment operations	0.07	0.43	(0.04)	0.09	0.08	0.24
Distributions from:
Net investment income	(0.05)	(0.11)	(0.12)	(0.16)	(0.10)	(0.11)
Net asset value at end of period	$3.49	$3.47	$3.15	$3.31	$3.38	$3.40
Total return(B)	2.03%(C)	13.87%	(1.37%)	2.86%	2.41%	7.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$212,501	$173,600	$143,815	$153,979	$196,712	$163,163
Ratio to average net assets:
Net expenses	1.06%(D)	1.10%	1.10%	1.14%	1.33%	1.32%
Gross expenses	1.24%(D)	1.37%	1.37%	1.37%	1.33%	1.32%
Net investment income	2.73%(D)	2.91%	3.14%	3.89%	3.15%	3.00%
Portfolio turnover rate	124%(C)(E)	111%	85%	123%	149%	109%
Touchstone Strategic Income Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$3.48	$3.16	$3.32	$3.39	$3.41	$3.29
Income (loss) from investment operations:
Net investment income(A)	0.03	0.08	0.08	0.11	0.09	0.08
Net realized and unrealized gains (losses) on investments	0.02	0.33	(0.14)	(0.04)	(0.03)	0.13
Total from investment operations	0.05	0.41	(0.06)	0.07	0.06	0.21
Distributions from:
Net investment income	(0.03)	(0.09)	(0.10)	(0.14)	(0.08)	(0.09)
Net asset value at end of period	$3.50	$3.48	$3.16	$3.32	$3.39	$3.41
Total return(B)	1.54%(C)	13.11%	(2.04%)	2.18%	1.75%	6.35%
Ratios and supplemental data:
Net assets at end of period (000's)	$61,106	$39,402	$49,730	$52,782	$71,103	$128,332
Ratio to average net assets:
Net expenses	1.77%(D)	1.78%	1.78%	1.81%	1.98%	1.97%
Gross expenses	1.98%(D)	2.05%	2.05%	2.04%	1.98%	1.97%
Net investment income	1.91%(D)	2.26%	2.47%	3.22%	2.50%	2.35%
Portfolio turnover rate	124%(C)(E)	111%	85%	123%	149%	109%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Opportunities Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2021 (Unaudited)(A)	Year Ended March 31,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$3.46	$3.15	$3.31	$3.37	$3.39	$3.27
Income (loss) from investment operations:
Net investment income(B)	0.05	0.10	0.11	0.14	0.11	0.11
Net realized and unrealized gains (losses) on investments	0.03	0.33	(0.14)	(0.03)	(0.02)	0.13
Total from investment operations	0.08	0.43	(0.03)	0.11	0.09	0.24
Distributions from:
Net investment income	(0.06)	(0.12)	(0.13)	(0.17)	(0.11)	(0.12)
Net asset value at end of period	$3.48	$3.46	$3.15	$3.31	$3.37	$3.39
Total return	2.18%(C)	13.77%	(1.16%)	3.38%	2.65%	7.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$145,196	$140,047	$89,806	$52,676	$70,239	$40,412
Ratio to average net assets:
Net expenses	0.83%(D)	0.90%	0.91%	0.94%	1.14%	1.14%
Gross expenses	1.02%(D)	1.17%	1.18%	1.17%	1.14%	1.14%
Net investment income	2.96%(D)	3.08%	3.28%	4.06%	3.34%	3.20%
Portfolio turnover rate	124%(C)(E)	111%	85%	123%	149%	109%
Touchstone Strategic Income Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout The Period
Period Ended September 30, 2021 (Unaudited)(F)

Net asset value at beginning of period	$3.50
Income (loss) from investment operations:
Net investment income(B)	0.03
Net realized and unrealized gains (losses) on investments	(0.04)
Total from investment operations	(0.01)
Distributions from:
Net investment income	(0.02)
Net asset value at end of period	$3.47
Total return	(0.23%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$218
Ratio to average net assets:
Net expenses	0.65%(D)
Gross expenses	11.25%(D)
Net investment income	2.05%(D)
Portfolio turnover rate	124%(C)(E)
(A)	Effective July 16, 2021 Class W shares of the AIG Flexible Credit Fund were reorganized into Class Y shares of the Fund.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(F)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2021 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following seven funds (individually, a "Fund", and collectively, the “Funds”):
Touchstone Flexible Income Fund ("Flexible Income Fund”)
Touchstone Focused Fund ("Focused Fund”)
Touchstone Global ESG Equity Fund ("Global ESG Equity Fund”)
Touchstone Growth Opportunities Fund ("Growth Opportunities Fund”)
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund”)
Touchstone Sands Capital Emerging Markets Growth Fund ("Sands Capital Emerging Markets Growth Fund”)
Touchstone Strategic Income Opportunities Fund ("Strategic Income Opportunities Fund”)
Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Global ESG Equity Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X	X
Strategic Income Opportunities Fund	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the six months ended September 30, 2021. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.  Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the "Board") and are generally categorized in Level 3.
Collateralized Loan Obligations — The Flexible Income Fund and Strategic Income Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a

Notes to Financial Statements (Unaudited) (Continued)
securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short —The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
As of September 30, 2021, the Flexible Income Fund did not hold any securities sold short.
Options — The Flexible Income Fund and Strategic Income Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
As of September 30, 2021, the Flexible Income Fund did not hold any options.
Swap Contracts — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A (The) Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

Notes to Financial Statements (Unaudited) (Continued)
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and segregated at a broker account registered with the Commodity Futures Trading Commission, or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the (a) Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the (a) Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the (a) Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.
As of September 30, 2021, the Funds did not hold any swap contracts.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Strategic Income Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
As of September 30, 2021, the Strategic Income Opportunities Fund did not hold any forward foreign currency contracts.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that

Notes to Financial Statements (Unaudited) (Continued)
governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of September 30, 2021, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2021:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts*	$(2,823,935)	$—
	Written Options - Equity Contracts**	1,130,604	—
	Swap Agreements - Credit Contracts***	1,714	—
Strategic Income Opportunities Fund	Forwards - Foreign Currency Exchange Contracts****	289,517	(564,784)
*	Statements of Operations Location: Net realized gains (losses) on investments.
**	Statements of Operations Location: Net realized gains on written options.
***	Statements of Operations Location: Net realized gains on swap agreements.
****	Statements of Operations Location: Net realized gains on forward foreign currency contracts and net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.
For the six months ended September 30, 2021, the average quarterly balances of outstanding derivative financial instruments for the Funds' were as follows:
	Flexible Income Fund	Strategic Income Opportunities Fund
Equity Contracts:
Purchased Options - Cost*	$—	$—
Written Options - Premiums received*	—	—
Credit Contracts:
Credit Default Swaps - Notional value*	—	—
Forward currency exchange contracts:
U.S. dollar amount delivered	—	6,439,277

Notes to Financial Statements (Unaudited) (Continued)
	Flexible Income Fund	Strategic Income Opportunities Fund
U.S. dollar amount received	$—	$10,099,691
*	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of September 30, 2021, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Flexible Income Fund	Investment Funds	$2,441,824	$2,499,820	$57,996
Global ESG Equity Fund	Common Stocks	7,747,931	10,281,723	2,533,792
Sands Capital Emerging Markets Growth Fund	Common Stocks	31,334,938	32,858,443	1,523,505
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Line of Credit — Prior to July 17, 2021, the AIG Strategic Bond Fund (the "Predecessor Fund") had access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit were renewable on an annual basis with State Street Bank and Trust Company for temporary borrowing purposes. Interest on each of the committed and uncommitted lines of credit was payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum was equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate was less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, was deemed to be zero for the purposes of determining the rate. There was also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit.
Borrowing under the line of credit commenced when the Predecessor Fund’s cash shortfall exceeded $100,000. The line of credit was terminated on July 16, 2021. For the period April 1, 2021 through July 16, 2021 the Predecessor Fund had the following borrowing.
Fund	Days Outstanding	Interest Charge	Average Debt Utilized	Weighted Average Interest
Strategic Income Opportunities Fund	2	$22	$275,000	1.46%
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Notes to Financial Statements (Unaudited) (Continued)
The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund and the Strategic Income Opportunities Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price).The maximum offering price per share of Class A shares of the Flexible Income Fund and the Strategic Income Opportunities Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively, or more of Class A. The maximum offering price per share of Class C, Class Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share. Prior to July 17, 2021, the maximum offering price per share of Class A shares of the Strategic Income Opportunities Fund's Predecessor Fund was equal to the NAV per share plus a sales load equal to 3.90% of the NAV (or 3.75% of the offering price).
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the Strategic Income Opportunities Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund and the Strategic Income Opportunities Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust and Touchstone Variable Series Trust, (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.

Notes to Financial Statements (Unaudited) (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2021:
	Flexible Income Fund	Focused Fund*	Global ESG Equity Fund	Growth Opportunities Fund*	Mid Cap Growth Fund*	Sands Capital Emerging Markets Growth Fund	Strategic Income Opportunities Fund
Purchases of investment securities	$117,653,070	$62,666,788	$105,263,032	$36,779,314	$383,415,154	$1,010,715,109	$347,250,835
Proceeds from sales and maturities	$160,267,320	$66,074,293	$134,502,181	$43,959,269	$369,764,198	$502,685,895	$512,945,387
*	Focused Fund, Growth Opportunities Fund and Mid Cap Growth Fund had a redemption-in-kind out of the Fund of $19,025,273, $981,452 and $87,114,722, respectively. The redemptions were comprised of securities of $15,272,952, $725,380 and $82,349,366, which are excluded from the proceeds from sales and maturities and cash in the amount of $3,752,321, $256,072 and $4,765,356, for the Focused Fund, Growth Opportunities Fund and Mid Cap Growth Fund, respectively.
For the six months ended September 30, 2021, purchases and proceeds from sales and maturities in U.S. Government Securities were $77,032,807 and $0, respectively, for the Flexible Income Fund and $127,143,600 and $89,626,786, respectively, for the Strategic Income Opportunities Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended September 30, 2021.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $66,864 for the Funds' Board for the six months ended September 30, 2021. For the period April 1, 2021 through July 16, 2021, the Strategic Income Opportunities Fund's Predecessor Fund incurred Trustee related expenses of $7,310 for the Trustees of the SunAmerica Income Funds, which are included in the Trustee fees on the Statements of Operations.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Flexible Income Fund	0.60% on the first $500 million 0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million 0.65% on the next $400 million 0.60% on such assets in excess of $500 million
Global ESG Equity Fund	0.65% on the first $1 billion 0.60% on such assets in excess of $1 billion
Growth Opportunities Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $200 million 0.60% on such assets in excess of $1.2 billion
Sands Capital Emerging Markets Growth Fund	1.00%

Notes to Financial Statements (Unaudited) (Continued)
Strategic Income Opportunities Fund*	0.55% on the first $250 million 0.50% on the next $250 million 0.45% on such assets in excess $500 million
* Prior to July 17, 2021, the Strategic Income Opportunities Fund's Predecesor Fund paid SunAmerica Asset Management, LLC (the "Predecessor Advisor") 0.65% on the first $350 million and 0.60% on such assets over $350 million. For the period April 1, 2021 through July 16, 2021, the Predecessor Advisor received $679,368 in advisory fees. For the period July 17, 2021 through September 30, 2021, the Advisor received $503,843 in advisory fees.
The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):
Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.*	Westfield Capital Management Company, L.P.
Focused Fund	Growth Opportunities Fund
Strategic Income Opportunities Fund	Mid Cap Growth Fund
Rockefeller & Co., LLC
Global ESG Equity Fund
*	Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.
The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—	July 29, 2022
Focused Fund	1.20%	1.95%	0.95%	0.83%	—	July 29, 2022
Global ESG Equity Fund	1.17%	1.99%	0.90%	0.89%	—	July 29, 2022
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—	July 29, 2022
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.86%	0.77%	July 29, 2022
Sands Capital Emerging Markets Growth Fund	1.60%	2.35%	1.35%	1.25%	1.19%	July 29, 2022
Strategic Income Opportunities Fund*	1.00%	1.71%	0.75%	0.65%	—	July 29, 2023
*	Effective July 17, 2021. Prior to July 17, 2021, the expense limitation for Class A, B, C and W was 1.40%, 2.05%, 2.05%, and 1.20%, respectively.
The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended September 30, 2021, the Advisor or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Flexible Income Fund	$—	$7,222	$83,445	$90,667
Focused Fund	—	—	4,287	4,287
Global ESG Equity Fund	—	—	18,044	18,044
Growth Opportunities Fund	—	21,613	68,155	89,768
Mid Cap Growth Fund	—	4,114	78,232	82,346
Sands Capital Emerging Markets Growth Fund	—	—	2,636	2,636
Strategic Income Opportunities Fund	—	8	384,155	384,163
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's

Notes to Financial Statements (Unaudited) (Continued)
operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.
As of September 30, 2021, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before March 31, 2022	Expires on or before March 31, 2023	Expires on or before March 31, 2024	Expires on or before March 31, 2025	Total
Flexible Income Fund	$274,874	$557,404	$298,950	$65,991	$1,197,219
Focused Fund	12,125	22,297	15,681	4,287	54,390
Global ESG Equity Fund	44,987	107,012	59,632	13,509	225,140
Growth Opportunities Fund	144,120	198,248	167,127	62,240	571,735
Mid Cap Growth Fund	—	3,760	38,995	82,346	125,101
Sands Capital Emerging Markets Growth Fund	5,720	25,128	3,514	—	34,362
Strategic Income Opportunities Fund	—	—	—	41,425	41,425
For the six months ended September 30, 2021, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from Sands Capital Emerging Markets Growth Fund of $4,433.
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds, the Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary. Prior to July 17, 2021, DST Asset Manager Solutions, Inc. served as the Transfer Agent to the Strategic Income Opportunities Fund's Predecessor Fund.
Prior to July 17, 2021, the Strategic Income Opportunities Fund's Predecessor Fund had a service agreement with AIG Fund Services, Inc. ("ASC"), an affiliate of the Predecessor Advisor. Under the service agreement, ASC performed certain shareholder account functions by assisting the Strategic Income Opportunities Fund's Predecessor Fund's transfer agent, DST Asset Manager Solutions, Inc. (the “Predecessor Transfer Agent"), in connection with the services that it offered to the Strategic Income

Notes to Financial Statements (Unaudited) (Continued)
Opportunities Fund's Predecessor Fund. The service agreement, pursuant to which ASC received a fee from the Strategic Income Opportunities Fund's Predecessor Fund to compensate ASC for services rendered based upon an annual rate of 0.22% of average daily net assets.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
Prior to July 17, 2021, the Strategic Income Opportunities Fund's Predecessor Fund had adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The Predecessor Fund paid AIG Capital Services, Inc. (the “Former Distributor”) a distribution fee at an annual rate of 0.10%, 0.75% and 0.75% of average daily net assets, for Class A shares, Class B shares and Class C shares, respectively, of average daily net assets. Such fees were used to compensate the Former Distributor for eligible expenses incurred in connection with distribution and promotion of the shares. Each respective class of shares under such plan also paid the Former Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance.
Prior to July 17, 2021, the Strategic Income Opportunities Fund's Predecessor Fund had an administrative and shareholder services agreement with the Former Distributor. The Former Distributor was paid an annual fee of 0.15% of average daily net assets of Class W shares (which were converted to Class Y shares effective July 16, 2021) as compensation for providing administrative and shareholder services to Class W shareholders.
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended September 30, 2021:
Fund	Amount
Flexible Income Fund	$ 2,726
Focused Fund	3,328
Global ESG Equity Fund	7,487
Growth Opportunities Fund	4,097
Mid Cap Growth Fund	16,061
Sands Capital Emerging Markets Growth Fund	3,617
Strategic Income Opportunities Fund*	588
*	For the period July 17, 2021 to September 30, 2021. For the period April 1, 2021 to July 16, 2021, the Former Distributor earned $4,633 on the sale of Class A shares.
In addition, the Underwriter collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended September 30, 2021:
Fund	Class A	Class C
Flexible Income Fund	$ 60	$ 86
Focused Fund	—	24
Global ESG Equity Fund	—	5
Mid Cap Growth Fund	—	52
Strategic Income Opportunities Fund*	—	5
*	For the period July 17, 2021 to September 30, 2021. For the period April 1, 2021 to July 16, 2021, the Former Distributor collected CDSC of $15,451, $6,091, and $561 on the redemption of Class A shares, Class B shares, and Class C shares, respectively.

Notes to Financial Statements (Unaudited) (Continued)
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended September 30, 2021, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended September 30, 2021, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Focused Fund	338,306	$ 15,272,952
Growth Opportunities Fund	20,910	725,380
Mid Cap Growth Fund	1,998,672	82,349,366
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended September 30, 2021, the interfund lending program was not utilized by the Funds.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended March 31, 2021 and March 31, 2020 are as follows:
	Flexible Income Fund		Focused Fund		Global ESG Equity Fund
	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
From ordinary income	$34,746,000	$24,652,668	$2,666,017	$5,500,849	$2,593,278	$5,563,150
From long-term capital gains	—	—	55,000,033	55,397,876	—	11,203,902
Total distributions	$34,746,000	$24,652,668	$57,666,050	$60,898,725	$2,593,278	$16,767,052

Notes to Financial Statements (Unaudited) (Continued)
	Growth Opportunities Fund		Mid Cap Growth Fund		Sands Capital Emerging Markets Growth Fund
	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
From ordinary income	$4,515,690	$8,130,533	$—	$20,234,815	$—	$9,496,797
From long-term capital gains	10,308,626	12,343,538	92,749,221	67,373,035	—	—
Total distributions	$14,824,316	$20,474,071	$92,749,221	$87,607,850	$—	$9,496,797
	Strategic Income Opportunities Fund
	Year Ended March 31, 2021	Year Ended March 31, 2020
From ordinary income	$11,298,705	$10,676,277
Total distributions	$11,298,705	$10,676,277
The following information is computed on a tax basis for each item as of March 31, 2021:
	Flexible Income Fund	Focused Fund	Global ESG Equity Fund
Tax cost of portfolio investments	$742,516,776	$618,346,958	$504,237,667
Gross unrealized appreciation on investments	27,137,096	538,153,106	219,483,844
Gross unrealized depreciation on investments	(8,311,764)	(7,781,538)	(22,933,751)
Net unrealized appreciation (depreciation) on investments	18,825,332	530,371,568	196,550,093
Gross unrealized appreciation on foreign currency transactions	—	—	5,759
Gross unrealized depreciation on foreign currency transactions	—	—	(11,843)
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	(6,084)
Capital loss carryforwards	(4,468,859)	—	—
Undistributed ordinary income	803,896	4,199,079	7,961,194
Undistributed capital gains	—	33,253,911	31,319,341
Accumulated earnings (deficit)	$15,160,369	$567,824,558	$235,824,544
	Growth Opportunities Fund	Mid Cap Growth Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Opportunities Fund
Tax cost of portfolio investments	$92,231,897	$946,265,618	$3,156,686,646	$373,316,567
Gross unrealized appreciation on investments	70,098,104	441,371,400	1,282,627,392	10,919,372
Gross unrealized depreciation on investments	(1,170,615)	(16,091,650)	(72,917,715)	(9,448,031)
Net unrealized appreciation (depreciation) on investments	68,927,489	425,279,750	1,209,709,677	1,471,341
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(25,626,170)	(2,127)
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	—	(25,626,170)	(2,127)
Capital loss carryforwards	—	—	(17,045,819)	(23,749,539)
Late year ordinary losses deferrals	—	—	(9,956,415)	—
Undistributed ordinary income	6,364,461	55,250,316	—	559,976
Undistributed capital gains	10,758,420	55,206,354	—	—
Other temporary differences	—	—	—	(126,455)
Accumulated earnings (deficit)	$86,050,370	$535,736,420	$1,157,081,273	$(21,846,804)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, and investments in passive foreign investment company (“PFIC”) adjustments.
As of March 31, 2021, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Flexible Income Fund	$ —	$ 4,468,859	$ 4,468,859
Sands Capital Emerging Markets Growth Fund	—	17,045,819	17,045,819
Strategic Income Opportunities Fund	—	23,749,539	23,749,539

Notes to Financial Statements (Unaudited) (Continued)
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Future utilization is subject to limitations under current tax law.
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended March 31, 2018 through 2021) and have concluded that no provision for income tax is required in their financial statements.
As of September 30, 2021, the Funds had the following federal tax costs resulting in net appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other*	Gross Unrealized Depreciation on Other*	Net Unrealized Appreciation (Depreciation)
Flexible Income Fund	$867,432,845	$36,487,287	$(8,900,182)	$—	$—	$27,587,105
Focused Fund	658,744,214	595,462,916	(9,711,031)	—	—	585,751,885
Global ESG Equity Fund	507,846,044	206,395,196	(20,960,006)	12,629	(3,963)	185,443,856
Growth Opportunities Fund	98,315,050	78,473,254	(1,942,766)	—	—	76,530,488
Mid Cap Growth Fund	994,528,246	476,965,506	(29,556,760)	—	—	447,408,746
Sands Capital Emerging Markets Growth Fund	3,643,516,223	1,717,116,089	(178,856,549)	4,264	(63,756,132)	1,474,507,672
Strategic Income Opportunities Fund	418,137,140	2,556,109	(4,580,428)	—	—	(2,024,319)
*	Other includes Foreign Currency Transactions and deferred foreign capital gain tax.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for

Notes to Financial Statements (Unaudited) (Continued)
every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.
Risks Associated with Health Crises – An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.
Please see the Funds’ prospectus for a complete discussion of these and other risks.
9. Fund Reorganizations
Strategic Income Opportunities Fund:
The shareholders of the AIG Flexible Credit Fund, a series of SunAmerica Income Funds, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the AIG Flexible Credit Fund to the Touchstone Strategic Income Opportunities Fund. Additionally, the shareholders of the AIG Strategic Bond Fund approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities to the Touchstone Strategic Income Opportunities Fund. The Touchstone Strategic Income Opportunities Fund commenced operations on July 16, 2021 following the completion of the organizations and assumed the accounting and performance history of the AIG Strategic Bond Fund. The tax-free reorganizations took place on July 16, 2021.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganizations.
	Before Reorganization		After Reorganization
	AIG Flexible Credit Fund	AIG Strategic Bond Fund	Touchstone Strategic Income Opportunities Fund
Class A
Shares	23,288,989(A)	46,882,190	73,850,329
Net Assets	$82,014,099	$165,102,430	$260,073,020
Net Asset Value	$3.52(A)	$3.52	$3.52
Class B*
Shares	—	3,679,150(D)	$—
Net Assets	$—	$12,956,491	$—
Net Asset Value	$—	$3.52	$—
Class C
Shares	9,310,842(B)	10,069,753	19,380,595
Net Assets	$32,869,573	$35,547,801	$68,417,374
Net Asset Value	$3.53(B)	$3.53	$3.53
Class Y**
Shares	26,820,573(C)	29,268,862	56,089,435
Net Assets	$94,266,176	$102,869,883	$197,136,059
Net Asset Value	$3.51(C)	$3.51	$3.51
Fund Total
Shares Outstanding	59,420,404	89,899,955	149,320,359
Net Assets	$209,149,848	$316,476,605	$525,626,453
Unrealized Appreciation (Depreciation)	$3,945,895	$7,671,871	$11,617,766
(A) Reflects a 0.9620:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(B) Reflects a 0.9654:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(C) Reflects a 0.9653:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(D) Reflects a 0.9983:1 stock split which occurred on the date of the reorganization, July 16, 2021.

Notes to Financial Statements (Unaudited) (Continued)
* Class B shares of the AIG Strategic Bond Fund were exchanged for Class A shares of the Touchstone Strategic Income Opportunities Fund.
** Class W shares of the AIG Strategic Bond Fund were exchanged for Class Y shares of the Touchstone Strategic Income Opportunities Fund.
Assuming the reorganization had been completed on April 1, 2021, the Strategic Income Opportunities Fund’s results of operations for the six months ended September 30, 2021 would have been as follows:
Net investment income	$8,186,872
Net realized and unrealized gain(loss) on investments	$1,119,601
Net increase in net assets resulting from operations	$9,306,473
Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Strategic Income Opportunities Fund that have been included in its statement of operations since the reorganization.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 through September 30, 2021).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2021” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized September 30, 2021	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Six Months Ended September 30, 2021*
Flexible Income Fund
Class A	Actual	1.04%	$1,000.00	$1,029.20	$5.29
Class A	Hypothetical	1.04%	$1,000.00	$1,019.85	$5.27
Class C	Actual	1.79%	$1,000.00	$1,024.90	$9.09
Class C	Hypothetical	1.79%	$1,000.00	$1,016.09	$9.05
Class Y	Actual	0.79%	$1,000.00	$1,030.40	$4.02

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized September 30, 2021	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Six Months Ended September 30, 2021*
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.11	$4.00
Institutional Class	Actual	0.69%	$1,000.00	$1,031.00	$3.51
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.61	$3.50
Focused Fund
Class A	Actual	1.16%	$1,000.00	$1,080.10	$6.05**
Class A	Hypothetical	1.16%	$1,000.00	$1,019.25	$5.87**
Class C	Actual	1.93%	$1,000.00	$1,076.20	$10.05**
Class C	Hypothetical	1.93%	$1,000.00	$1,015.39	$9.75**
Class Y	Actual	0.87%	$1,000.00	$1,081.70	$4.54**
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.71	$4.41**
Institutional Class	Actual	0.84%	$1,000.00	$1,081.90	$4.38**
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.86	$4.26**
Global ESG Equity Fund
Class A	Actual	1.15%	$1,000.00	$1,022.60	$5.83
Class A	Hypothetical	1.15%	$1,000.00	$1,019.30	$5.82
Class C	Actual	1.99%	$1,000.00	$1,018.50	$10.07
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05
Class Y	Actual	0.90%	$1,000.00	$1,023.90	$4.57
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56
Institutional Class	Actual	0.89%	$1,000.00	$1,024.30	$4.52
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51
Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,098.60	$6.52
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28
Class C	Actual	1.99%	$1,000.00	$1,094.50	$10.45
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05
Class Y	Actual	0.99%	$1,000.00	$1,100.10	$5.21
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01
Institutional Class	Actual	0.89%	$1,000.00	$1,100.50	$4.69
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51
Mid Cap Growth Fund
Class A	Actual	1.21%	$1,000.00	$1,116.70	$6.42***
Class A	Hypothetical	1.21%	$1,000.00	$1,019.00	$6.12***
Class C	Actual	2.06%	$1,000.00	$1,111.60	$10.90***
Class C	Hypothetical	2.06%	$1,000.00	$1,014.74	$10.40***
Class Y	Actual	0.98%	$1,000.00	$1,118.00	$5.20***
Class Y	Hypothetical	0.98%	$1,000.00	$1,020.16	$4.96***
Institutional Class	Actual	0.88%	$1,000.00	$1,118.50	$4.67***
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.66	$4.46***
Class R6	Actual	0.79%	$1,000.00	$1,119.20	$4.20***
Class R6	Hypothetical	0.79%	$1,000.00	$1,021.11	$4.00***
Sands Capital Emerging Markets Growth Fund
Class A	Actual	1.60%	$1,000.00	$1,039.50	$8.18
Class A	Hypothetical	1.60%	$1,000.00	$1,017.05	$8.09
Class C	Actual	2.35%	$1,000.00	$1,035.40	$11.99
Class C	Hypothetical	2.35%	$1,000.00	$1,013.29	$11.86
Class Y	Actual	1.25%	$1,000.00	$1,041.70	$6.40
Class Y	Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33
Institutional Class	Actual	1.19%	$1,000.00	$1,041.90	$6.09
Institutional Class	Hypothetical	1.19%	$1,000.00	$1,019.10	$6.02
Class R6****	Actual	1.17%	$1,000.00	$999.60	$5.03
Class R6****	Hypothetical	1.17%	$1,000.00	$1,019.20	$5.08
Strategic Income Opportunities Fund
Class A	Actual	1.06%	$1,000.00	$1,020.30	$5.37
Class A	Hypothetical	1.06%	$1,000.00	$1,019.75	$5.37
Class C	Actual	1.77%	$1,000.00	$1,015.40	$8.94
Class C	Hypothetical	1.77%	$1,000.00	$1,016.19	$8.95
Class Y	Actual	0.83%	$1,000.00	$1,021.80	$4.21

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized September 30, 2021	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Six Months Ended September 30, 2021*
Class Y	Hypothetical	0.83%	$1,000.00	$1,020.91	$4.20
Institutional Class*****	Actual	0.65%	$1,000.00	$997.70	$1.30
Institutional Class*****	Hypothetical	0.65%	$1,000.00	$1,021.81	$1.31
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
**	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.00, $9.99, $4.49 and $4.33, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.82, $9.70, $4.36 and $4.20, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.31, $10.80, $5.10, $4.57 and $4.09, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.02, $10.30, $4.86, $4.36 and $3.90, respectively.
****	Represents the period from commencement of operations (April 26, 2021) through September 30, 2021. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 157/365.
*****	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 73/365.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2020 through May 14, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated and was implemented effectively to manage the Funds’ liquidity risk.
Changes in Independent Registered Public Accounting Firm
As the result of the reorganization of the AIG Strategic Bond Fund, a series of the SunAmerica Income Funds, Inc. (the “Predecessor Fund”), into the Touchstone Strategic Income Opportunities Fund (the “Strategic Income Opportunities Fund”), a series of the Touchstone Strategic Trust, on July 16, 2021, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm, effective July 16, 2021. The Board of Trustees approved the appointment of Tait, Weller & Baker LLP as the independent registered public accounting firm of the Strategic Income Opportunities Fund for the fiscal period ended March 31, 2022.
PwC’s report on the financial statements of the Predecessor Fund for the fiscal years ended March 31, 2020 and March 31, 2021 did not contain any adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through July 16, 2021, during which PwC served as the Predecessor Fund’s independent registered public accounting firm, there were no: (i) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (ii) reportable events (as described in Item 304(a)(1)(v) of Regulation S-K).
The Predecessor Fund provided PwC with a copy of the disclosures proposed to be made in the N-CSR filed with the Commission and requested that PwC furnish the Predecessor Fund with a letter addressed to the Commission stating whether it agrees with the

Other Items (Unaudited) (Continued)
statements made by the Predecessor Fund in response to Item 304(a) of Regulation S-K, and, if not, stating the respects in which it does not agree. The PwC letter is attached to the N-CSR as an exhibit.
During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through July 16, 2021, neither the Strategic Income Opportunities Fund Fund nor anyone on its behalf has consulted Tait Weller on either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Strategic Income Opportunities Fund’s financial statements and no written report or oral advice was provided to the Strategic Income Opportunities Fund byTait Weller or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on January 15, 2021, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Strategic Income Opportunities Fund (the “Fund”) and also initially approved a Sub-Advisory Agreement between the Advisor and Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”) with respect to the Fund.
In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the initial approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information considered by the Board included: (1) a comparison of the Fund’s proposed advisory fee, proposed sub-advisory fee and estimated total expense ratios with those of comparable funds; (2) performance information regarding the Sub-Advisor’s Flexible Income Strategy, which was the strategy the Advisor proposed the Sub-Advisor utilize in managing the Fund; (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel.
Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with independent legal counsel in a private session at which no representatives of management were present.
In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Advisor's anticipated compensation and profitability; (3) a comparison of estimated total expenses and relevant performance information; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services provided to other funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Advisor’s effectiveness in monitoring the performance of the Trust’s other sub-advisors, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which would include an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor would conduct periodic compliance due diligence of the Sub-Advisor, during which the Advisor would examine a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Advisor to the Fund. The Board noted that the Advisor’s compliance monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Advisor’s compliance visits to the Sub-Advisor would be reported to the Board.

Other Items (Unaudited) (Continued)
The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.
Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated profitability of the Advisor and its affiliates and the anticipated direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The Board noted that the Advisor had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Fund’s net operating expenses and would pay sub-advisory fees out of the advisory fees the Advisor would receive from the Fund. The Board reviewed the anticipated profitability of the Advisor's relationship with the Fund and also considered whether the Advisor has the financial wherewithal to provide a high level of services to the Fund, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Fund.
The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, to be derived from their relationship with the Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the Fund's proposed advisory and sub-advisory fees and estimated total expense ratios with those of comparable funds. The Board took into account the Fund’s estimated total expenses for its Class A, Class C, Class Y and Institutional Class shares after estimated waivers and reimbursements. The Board also took into account that the Advisor had contractually agreed to limit the Funds’ net operating expenses for at least two years. The Board took into consideration the performance of the Sub-Advisor’s Flexible Income Strategy relative to the Multisector Bond separate account category and the Bloomberg Barclays U.S. Aggregate Bond Index for the one- and three-year periods ended September 30, 2020.
The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board noted that the Advisor had contractually agreed to waive a portion of its fees and/or reimburse expenses of the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to the Fund would be paid by the Advisor out of the advisory fee it would receive from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the proposed total expense ratios and relevant performance information, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Advisor and its affiliates.
Economies of Scale. The Board considered the effect of the Fund's potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Fund’s advisory fee structure. The Board considered the proposed advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increase. The Board noted that the proposed advisory fee schedule for the Fund contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by the Fund would be reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.
Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to the Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In initially approving the Sub-Advisory Agreement for the Fund, the Board considered various factors with respect to the Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed sub-advisory fee; (3) the performance of the Sub-Advisor’s Flexible Income Strategy; (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board also considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel of the Sub-Advisor who

Other Items (Unaudited) (Continued)
would be responsible for managing the Fund. The Board noted that the portfolio managers who would manage the Fund would be the same portfolio managers who currently manage the Sub-Advisor’s Flexible Income Strategy. The Board also noted its familiarity with the Sub-Advisor, as it serves as a sub-advisor to other Touchstone Funds. The Board also took into consideration that the Advisor was satisfied with the Sub-Advisor’s in-house risk and compliance teams and its familiarity with the Sub-Advisor given its management of other Touchstone Funds.
Sub-Advisor’s Proposed Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits to be derived by the Sub-Advisor from the Sub-Advisor’s relationship with the Fund. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Fund, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it would receive under the Investment Advisory Agreement. As a consequence, the anticipated profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule for the Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.
Sub-Advisory Fees and Performance Information. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fee it would receive from the Fund. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with the Sub-Advisor at arm’s-length. Based on their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the quality of services to be provided by the Sub-Advisor to the Fund and the other factors considered.
As noted above, the Board considered the performance of the Sub-Advisor’s Flexible Income Strategy. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisors. The Board was mindful of the Advisor's focus on the performance of sub-advisors and the Advisor's ways of addressing underperformance.
Conclusion. In considering the initial approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund's investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory and sub-advisory fee structure is reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54-TST-SAR-2110

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(2)	Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore Jr.

E. Blake Moore Jr., President
(principal executive officer)

Date	November 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore Jr.

E. Blake Moore Jr., President
(principal executive officer)

Date	November 30, 2021

By (Signature and Title)*	/s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	November 30, 2021

* Print the name and title of each signing officer under his or her signature.